SEC  REGISTRATION  NOS.
333-34122  AND  811-09877

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549


                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

PRE-EFFECTIVE  AMENDMENT  NO.  2             XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  2                           XX

                         CALVERT  SOCIAL  INDEX  SERIES,  INC.
               (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

___IMMEDIATELY  UPON  FILING                  ___ON  (DATE)
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___60  DAYS  AFTER  FILING                     ___ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(A) MAY DETERMINE.

PROSPECTUS
,  2000

CALVERT  SOCIAL  INDEX  FUND


ABOUT  THE  FUND
2      INVESTMENT  OBJECTIVE  AND  STRATEGY
5      FEES  AND  EXPENSES
7      INVESTMENT  PRACTICES  AND  RISKS
11     SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY

ABOUT  YOUR  INVESTMENT
11     ABOUT  THE  ADVISOR
12     ADVISORY  FEES
12     HOW  TO  BUY  SHARES
13     CHOOSING  A  SHARE  CLASS
15     CALCULATION  OF  CDSC/WAIVER
16     DISTRIBUTION  AND  SERVICE  FEES
16     ACCOUNT  APPLICATION
17     IMPORTANT  -  HOW  SHARES  ARE  PRICED
17     WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
18     OTHER  CALVERT  GROUP  FEATURES
        (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
21     DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
23     HOW  TO  SELL  SHARES
25     EXHIBIT  A-  REDUCED  SALES  CHARGES  (CLASS  A)
28     EXHIBIT  B-  SERVICE  FEES  AND
        OTHER  ARRANGEMENTS  WITH  DEALERS


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CALVERT  SOCIAL  INDEX  FUND
OBJECTIVE
THE FUND SEEKS TO MATCH THE PERFORMANCE OF THE CALVERT SOCIAL INDEX, WHICH MEASURES THE INVESTMENT RETURN OF LARGE- AND MID-CAPITALIZATION STOCKS.


PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND EMPLOYS A PASSIVE MANAGEMENT STRATEGY DESIGNED TO TRACK, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF THE CALVERT SOCIAL INDEX. THE FUND INTENDS TO USE A REPLICATION INDEX METHOD, INVESTING IN EACH STOCK IN THE INDEX IN ABOUT THE SAME PROPORTION AS REPRESENTED IN THE INDEX ITSELF. HOWEVER, BECAUSE THE FUND IS NEW AND JUST BEGINNING OPERATIONS, IT WOULD BE VERY EXPENSIVE TO BUY AND SELL ALL OF THE STOCKS HELD IN THE INDEX. THUS, UNTIL THE FUND'S ASSETS REACH A
CERTAIN MINIMUM ASSET LEVEL, IT WILL USE A SAMPLING TECHNIQUE OF INDEXING, RATHER THAN THE REPLICATION METHOD. THIS MEANS THAT RATHER THAN BUY EACH STOCK IN THE INDEX, IT WILL USE A COMPUTER PROGRAM TO INVEST IN A REPRESENTATIVE SAMPLE OF STOCKS FROM THE INDEX THAT WILL RESEMBLE THE FULL INDEX IN TERMS OF INDUSTRY WEIGHTINGS, MARKET CAPITALIZATION, PRICE/EARNINGS RATIO, DIVIDEND YIELD, AND OTHER PORTFOLIO CHARACTERISTICS. ONCE THE FUND REACHES APPROXIMATELY $20,000,000 IN ASSETS, IT WILL STOP USING THE SAMPLING TECHNIQUE AND REPLACE IT WITH THE PERMANENT STRATEGY OF THE REPLICATION METHOD DISCUSSED ABOVE.



THE  CALVERT  SOCIAL  INDEX
THE CALVERT SOCIAL INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES THAT MEET THE SOCIAL INVESTMENT CRITERIA SELECTED FROM THE UNIVERSE OF APPROXIMATELY THE 1,000 LARGEST U.S. COMPANIES, BASED ON TOTAL MARKET CAPITALIZATION, LISTED ON THE NYSE OR NASDAQ-AMEX. AS OF MAY 1, 2000, THERE WERE 468 COMPANIES IN THE INDEX, THOUGH THIS NUMBER WILL CHANGE OVER TIME DUE TO COMPANY MERGERS OR CHANGES DUE TO OUR EVALUATION OF AN ISSUER'S CONDUCT RELATIVE TO THE FUND'S SOCIAL CRITERIA. THE INDEX IS RECONSTITUTED ONCE A YEAR BASED ON AN UPDATED LIST OF THE 1000 LARGEST COMPANIES. THE INDEX IS ALSO REVIEWED QUARTERLY TO ADJUST FOR SOCIAL CRITERIA, SECTOR WEIGHTINGS AGAINST THE 40% LIMITATION ON EXPOSURE TO ANY ONE SECTOR, SHARE ADJUSTMENTS, ETC.


THE SOCIALLY RESPONSIBLE CRITERIA FOR THE INDEX ARE DESCRIBED BELOW. CALVERT CONTINUOUSLY EVALUATES THE PERFORMANCE OF COMPANIES INCLUDED IN THE INDEX TO ENSURE COMPLIANCE WITH THESE CRITERIA.

ENVIRONMENT: THE INDEX EXCLUDES COMPANIES THAT HAVE POOR ENVIRONMENTAL RECORDS, INCLUDING SIGNIFICANT COMPLIANCE AND WASTE MANAGEMENT PROBLEMS. THE INDEX INCLUDES COMPANIES THAT HAVE STRONG PROGRAMS THAT FOCUS ON REDUCING OVERALL ENVIRONMENTAL IMPACT. THE INDEX EXCLUDES COMPANIES SIGNIFICANTLY ENGAGED IN NUCLEAR POWER.

LABOR RELATIONS: THE INDEX EXCLUDES COMPANIES THAT HAVE A RECORD OF EMPLOYMENT DISCRIMINATION, ANTI-UNION ACTIVITIES OR PROVIDE UNSAFE WORKPLACES. THE INDEX INCLUDES COMPANIES THAT HAVE A GOOD RECORD OF LABOR RELATIONS, INCLUDING STRONG DIVERSITY PROGRAMS.

PRODUCT  SAFETY:     THE  INDEX  EXCLUDES  COMPANIES  THAT  PRIMARILY  ENGAGE IN
TOBACCO, ALCOHOL, FIREARMS OR GAMBLING. THE INDEX INCLUDES COMPANIES THAT PRODUCE HEALTHY AND SAFE PRODUCTS AND SERVICES.

ANIMAL  WELFARE:     THE  INDEX  EXCLUDES  COMPANIES  THAT ABUSE ANIMALS THROUGH
METHODS OF FACTORY FARMING. THE INDEX INCLUDES CONSUMER PRODUCT COMPANIES THAT DEMONSTRATE A REDUCTION IN THE USE OF ANIMAL TESTING, IF APPLICABLE.

MILITARY WEAPONS:     THE INDEX EXCLUDES COMPANIES THAT ARE PRIMARILY ENGAGED IN
WEAPONS  CONTRACTING  WITH  THE  DEPARTMENT  OF  DEFENSE.

COMMUNITY RELATIONS:     THE INDEX EXCLUDES COMPANIES THAT ARE NOT RESPONSIVE TO
COMMUNITIES WHERE THEY OPERATE. THE INDEX INCLUDES COMPANIES THAT ARE RESPONSIBLE CITIZENS IN THESE COMMUNITIES.

HUMAN RIGHTS:     THE INDEX EXCLUDES COMPANIES THAT DIRECTLY CONTRIBUTE TO HUMAN
RIGHTS VIOLATIONS WORLDWIDE. THE INDEX INCLUDES COMPANIES THAT HAVE ADOPTED HUMAN RIGHTS STANDARDS IN THEIR OVERSEAS OPERATIONS.

INDIGENOUS
PEOPLES RIGHTS: THE INDEX EXCLUDES COMPANIES THAT ARE SIGNIFICANTLY ENGAGED IN A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. THE INDEX INCLUDES COMPANIES THAT ARE ENGAGED IN POSITIVE PORTRAYALS OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES.

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM THE STOCK MARKET FOR ANY OF THE FOLLOWING REASONS:

-  THE  STOCK  MARKET  OR  THE  CALVERT  SOCIAL  INDEX  GOES  DOWN
- THE INDIVIDUAL STOCKS IN THE FUND OR THE INDEX DO NOT PERFORM AS WELL AS EXPECTED
- AN INDEX FUND HAS OPERATING EXPENSES; A MARKET INDEX DOES NOT. THE FUND - WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS INVESTMENT AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



(NO PERFORMANCE RESULTS ARE SHOWN FOR THE FUND SINCE IT WAS RECENTLY ORGANIZED.)

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.
                                             CLASS  A     CLASS  B     CLASS  C
SHAREHOLDER  FEES
(PAID  DIRECTLY  FROM  YOUR  ACCOUNT)

MAXIMUM  SALES  CHARGE  (LOAD)
IMPOSED  ON  PURCHASES                           4.75%        NONE         NONE
(AS  A  PERCENTAGE  OF  OFFERING  PRICE)

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)
(AS  A  PERCENTAGE  OF  PURCHASE  OR             NONE  2      5.00% 3    1.00% 4
REDEMPTION  PROCEEDS,  WHICHEVER  IS  LOWER)

REDEMPTION  FEE5                                  $10         $10           $10

ACCOUNT  MAINTENANCE  FEE  (FOR  REGULAR
ACCOUNTS  UNDER  $5,000;  IRA  ACCOUNTS
UNDER  $2,000)                               $20/YEAR     $20/YEAR     $20/YEAR

ANNUAL  FUND  OPERATING  EXPENSES1
(DEDUCTED  FROM  FUND  ASSETS)

MANAGEMENT  FEES                                 0.45%        0.45%       0.45%

DISTRIBUTION  AND  SERVICE  (12B-1)  FEES        0.25%        1.00%       1.00%

OTHER  EXPENSES                                  0.39%        0.39%       0.39%

TOTAL  ANNUAL  FUND  OPERATING  EXPENSES         1.09%        1.84%       1.84%

FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT6     0.34%        0.09%       0.09%

NET  EXPENSES                                    0.75%        1.75%       1.75%


EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-  YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.


ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

CLASS                                   NUMBER  OF  YEARS  INVESTMENT  IS  HELD
                                                  1  YEAR     3  YEARS
A  (WITH  REDEMPTION)                                $558         $783
A  (NO  REDEMPTION)                                   548          773
B  (WITH  REDEMPTION)                                 688          980
B  (NO  REDEMPTION)                                   178          570
C  (WITH  REDEMPTION)                                 288          580
C  (NO  REDEMPTION)                                   178          570

NOTES  TO  FEES  AND  EXPENSES  TABLE
1 EXPENSES ARE BASED ON ESTIMATES FOR THE FUND'S CURRENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISOR, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2 PURCHASES OF CLASS A SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
     (SEE  "HOW  TO  BUY  SHARES"  -  CLASS  A.)
3 A CONTINGENT DEFERRED SALES CHARGE IS IMPOSED ON THE PROCEEDS OF CLASS B SHARES REDEEMED WITHIN 6 YEARS, SUBJECT TO CERTAIN EXCEPTIONS. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS, AND DECLINES FROM 5% IN THE FIRST YEAR THAT SHARES ARE HELD, TO 4% IN THE SECOND AND THIRD YEAR, 3% IN THE FOURTH YEAR, 2% IN THE FIFTH YEAR, AND 1% IN THE SIXTH YEAR. THERE IS NO CHARGE ON REDEMPTIONS OF CLASS B SHARES HELD FOR MORE THAN SIX YEARS. SEE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."
4     A  CONTINGENT  DEFERRED  SALES  CHARGE OF 1% IS IMPOSED ON THE PROCEEDS OF
     CLASS C SHARES REDEEMED WITHIN ONE YEAR. THE CHARGE IS A PERCENTAGE OF NET ASSET VALUE AT THE TIME OF PURCHASE OR REDEMPTION, WHICHEVER IS LESS. SEE
"CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE."
5 THE REDEMPTION FEE (NOT CHARGED ON OMNIBUS ACCOUNTS) IS DEDUCTED FROM YOUR REDEMPTION PROCEEDS. IT IS PAYABLE TO THE FUND. THIS FEE IS TO ENSURE THAT THE PORTFOLIO TRADING COSTS ARE BORNE BY INVESTORS MAKING THE TRANSACTIONS AND NOT BY SHAREHOLDERS ALREADY IN THE FUND. THE FEE WILL NOT EXCEED 2% OF THE REDEMPTION AMOUNT.
6 CAMCO HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT OF OPERATING EXPENSES THAT MAY BE CHARGED TO THE FUND THROUGH SEPTEMBER 30, 2001. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.

INVESTMENT  PRACTICES  AND  RELATED  RISKS
ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE PRINCIPAL INVESTMENTS AND TECHNIQUES, SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS. FOR EACH OF THE INVESTMENT PRACTICES LISTED, WE SHOW THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING FOR A DESCRIPTION OF THE TYPES OF RISKS).


CONVENTIONAL  SECURITIES


STOCKS IN GENERAL. THE FUND IS SUBJECT TO STOCK MARKET RISK. STOCK PRICES OVERALL MAY DECLINE OVER SHORT OR EVEN LONG PERIODS. THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM LARGE-AND MID-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCKMARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER OR WORSE THAN THE STOCK MARKET IN GENERAL. FINALLY, INDIVIDUAL STOCKS MAY LOSE VALUE FOR A VARIETY OF REASONS, EVEN WHEN THE OVERALL STOCK MARKET HAS
INCREASED.   RISKS:  MARKET.



FOREIGN SECURITIES. THE FUND MAY INVEST IN FOREIGN SECURITIES TO THE EXTENT NECESSARY TO CARRY OUT ITS INVESTMENT STRATEGY OF HOLDING ALL OF THE STOCKS THAT COMPRISE THE INDEX. THE INDEX (AND HENCE THE FUND) MAY INCLUDE SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE US BUT ONLY IF THEY ARE TRADED PRIMARILY ON THE NYSE OR AMEX/NASDAQ. THE FUND DOES NOT EXPECT TO OWN MORE THAN 5% OF SUCH SECURITIES. RISKS: POLITICAL.



ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET. THESE WOULD CONSIST PRIMARILY OF ANY HIGH SOCIAL IMPACT INVESTMENTS AND SPECIAL EQUITIES INVESTMENTS (SEE BELOW). RISKS: LIQUIDITY, MARKET AND TRANSACTION.



SMALL CAP STOCKS. INVESTING IN SMALL COMPANIES INVOLVES GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICES ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, FINANCIAL RESOURCES, AND MANAGEMENT EXPERIENCE. THE FUND DOES NOT EXPECT TO OWN MORE THAN 2% OF SUCH SECURITIES (INCLUDING THE 1% IN SPECIAL EQUITIES). RISKS: MARKET, LIQUIDITY AND INFORMATION.



TEMPORARY DEFENSIVE POSITIONS. DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FORM ITS PRINCIPAL INVESTMENT STRATEGIES BY INVESTING IN HIGH QUALITY, SHORT-TERM DEBT (MONEY MARKET) INSTRUMENTS, INCLUDING REPURCHASE AGREEMENTS AND COMMERCIAL PAPER. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, A FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE.
RISKS:  OPPORTUNITY.

LEVERAGED  DERIVATIVE  INSTRUMENTS

FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. THE FUND WILL USE FUTURES ONLY FOR HEDGING PURPOSES AND NOT FOR SPECULATION. THE FUND MAY INVEST IN FUTURES CONTRACTS THAT MAY NOT OTHERWISE MEET THE INDEX'S SOCIALLY RESPONSIBLE CRITERIA. RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY AND OPPORTUNITY.



HIGH  SOCIAL  IMPACT  INVESTMENTS

HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO 1%) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING $50 MILLION IN ASSETS.THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND MAY BE DEEMED BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT IT TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

INVESTMENTS IN HIGH SOCIAL IMPACT INVESTMENTS MAY HINDER THE FUND'S ABILITY TO TRACK THE INDEX. FOR THIS REASON, THE FUND LIMITS THE AMOUNT OF SUCH INVESTMENTS TO ONLY 1% OF FUND ASSETS.

SPECIAL  EQUITIES
THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL,

UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND'S BOARD IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK - THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING $50 MILLION IN ASSETS. SPECIAL EQUITIES INVESTMENTS ARE LIMITED TO ONLY 1% OF ASSETS.


THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, AND SECURITIES LENDING.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE SAI.

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES" - USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE US DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO US DOLLARS.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM
SECURITIES  AND    ZERO  COUPON/"STRIPPED"  COUPON  SECURITIES  ("STRIPS")  ARE
SUBJECT  TO  GREATER    INTEREST  RATE  RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.


WHAT  IS  INDEXING?
AN INDEX IS AN UNMANAGED GROUP OF SECURITIES WHOSE OVERALL PERFORMANCE IS USED AS A STANDARD TO MEASURE INVESTMENT PERFORMANCE. AN INDEX (OR "PASSIVELY MANAGED") FUND TRIES TO MATCH, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF AN ESTABLISHED TARGET INDEX.

INDEX FUNDS ARE NOT ACTIVELY MANAGED BY INVESTMENT ADVISORS WHO BUY AND SELL SECURITIES BASED ON RESEARCH AND ANALYSIS IN AN ATTEMPT TO OUTPERFORM A
PARTICULAR  BENCHMARK  OR  THE  MARKET  AS  A  WHOLE. RATHER, INDEX FUNDS SIMPLY
ATTEMPT TO MIRROR WHAT THE TARGET INDEX DOES, FOR BETTER OR FOR WORSE. THE SOCIALLY RESPONSIBLE CRITERIA USED BY THE CALVERT SOCIAL INDEX MAY RESULT IN ECONOMIC SECTOR WEIGHTINGS THAT ARE SIGNIFICANTLY DIFFERENT FROM THOSE OF THE OVERALL MARKET.

TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE, THE FUND ATTEMPTS TO REMAIN FULLY INVESTED IN STOCKS. TO HELP STAY FULLY INVESTED, AND TO REDUCE TRANSACTION COSTS, THE FUND MAY INVEST, TO A LIMITED EXTENT IN STOCK FUTURES AND OPTIONS CONTRACTS,

OR OTHER REGISTERED INVESTMENT COMPANIES. THE FUND MAY PURCHASE U.S. TREASURY SECURITIES IN CONNECTION WITH ITS HEDGING ACTIVITIES.

ALTHOUGH INDEX FUNDS, BY THEIR NATURE TEND TO BE TAX-EFFICIENT INVESTMENT VEHICLES, THE FUND GENERALLY IS MANAGED WITHOUT REGARD TO TAX RAMIFICATIONS.


SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY
AS THE FUND'S ADVISOR, CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. WE SEEK TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH OUR ROLE AS SHAREHOLDERS BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL
RESPONSIBILITY. OUR RELATIONSHIP WITH COMPANY MANAGEMENT CONTINUES ONCE WE INVEST IN A COMPANY. OUR ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
WE REGULARLY INITIATE DIALOGUE WITH MANAGEMENT AS PART OF OUR SOCIAL RESEARCH PROCESS. AFTER WE'VE BECOME A SHAREHOLDER, WE OFTEN CONTINUE OUR DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH OUR INTERACTION, WE LEARN ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN OUR VARIOUS PORTFOLIO COMPANIES, WE ARE GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS OUR VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. WE TAKE OUR VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF OUR FUND.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. WE FILE SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, OUR EFFORTS HAVE LED TO NEGOTIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF OUR SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.


ABOUT  THE  ADVISOR

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE

SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.


SUBADVISOR
WORLD ASSET MANAGEMENT, LLC (255 E. BROWN ST., BIRMINGHAM, MI 48009) IS THE FUND'S SUBADVISOR. IT HAS BEEN IN THE INDEX BUSINESS SINCE THE MID 1970S AND SPECIALIZES IN PASSIVE PORTFOLIO MANAGEMENT TECHNIQUE. IT HAS MANAGED THE FUND SINCE INCEPTION.


THE FUND HAS OBTAINED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISORS WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.


ADVISORY  FEES
THE FUND'S ADVISORY AGREEMENT PROVIDES FOR THE FUND TO PAY CAMCO A FEE OF 0.225% OF THE FUND'S AVERAGE DAILY NET ASSETS.


HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

FIRST,  DECIDE  WHICH  FUND  OR  FUNDS  BEST  SUITS  YOUR  NEEDS AND YOUR GOALS.

SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, TRADITIONAL, EDUCATION AND ROTH IRAS, QUALIFIED PROFIT-SHARING AND MONEY PURCHASE PLANS, SIMPLE IRAS, SEP-IRAS, 403(B)(7) ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS. MINIMUM INVESTMENTS ARE LOWER FOR THE RETIREMENT PLANS.

THEN  DECIDE  WHICH  CLASS  OF  SHARES  IS  BEST  FOR  YOU.

YOU  SHOULD  MAKE  THIS  DECISION  CAREFULLY,  BASED  ON:

     -  THE  AMOUNT  YOU  WISH  TO  INVEST;
     -  THE  LENGTH  OF  TIME  YOU  PLAN  TO  KEEP  THE  INVESTMENT;  AND
     -  THE  CLASS  EXPENSES.

CHOOSING  A  SHARE  CLASS
THE FUND IN THIS PROSPECTUS OFFERS THREE DIFFERENT CLASSES (CLASS A, B, OR C). THIS CHART SHOWS THE DIFFERENCE IN THE CLASSES AND THE GENERAL TYPES OF
INVESTORS  WHO  MAY  BE  INTERESTED  IN  EACH  CLASS:

CLASS  A:
FRONT-END  SALES
CHARGE

FOR ALL INVESTORS, PARTICULARLY THOSE INVESTING A SUBSTANTIAL AMOUNT WHO PLAN TO HOLD THE SHARES FOR A LONG PERIOD OF TIME.


SALES CHARGE ON EACH PURCHASE OF 4.75% OR LESS, DEPENDING ON THE AMOUNT YOU INVEST.




CLASS  A  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  UP  TO  0.25%.

CLASS  A  SHARES  HAVE  LOWER  ANNUAL  EXPENSES  DUE  TO  A  LOWER  12B-1  FEE.


PURCHASES OF CLASS A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE WILL BE SUBJECT TO A 1.0% DEFERRED SALES CHARGE FOR 1 YEAR.
CLASS  B:
DEFERRED  SALES
CHARGE  FOR  6  YEARS

FOR INVESTORS WHO PLAN TO HOLD THE SHARES AT LEAST 6 YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE.


NO  SALES  CHARGE  ON EACH PURCHASE, BUT IF YOU SELL YOUR SHARES WITHIN 6 YEARS,
YOU  WILL  PAY  A  DEFERRED  SALES  CHARGE  OF  5%  OR  LESS ON SHARES YOU SELL.

CLASS  B  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.

YOUR SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER 8 YEARS, REDUCING YOUR FUTURE ANNUAL EXPENSES.

IF  YOU ARE INVESTING MORE THAN $250,000, YOU SHOULD CONSIDER INVESTING IN CLASS
A
OR  C.
CLASS  C:
DEFERRED  SALES
CHARGE  FOR  1  YEAR

FOR INVESTORS WHO ARE INVESTING FOR AT LEAST ONE YEAR, BUT LESS THAN SIX YEARS. THE EXPENSES OF THIS CLASS ARE HIGHER THAN CLASS A, BECAUSE OF THE 12B-1 FEE.

NO SALES CHARGE ON EACH PURCHASE, BUT IF YOU SELL SHARES WITHIN 1 YEAR, THEN YOU WILL PAY A DEFERRED SALES CHARGE OF 1% AT THAT TIME.


CLASS  C  SHARES  HAVE  AN  ANNUAL  12B-1  FEE  OF  1.00%.

CLASS C SHARES HAVE HIGHER ANNUAL EXPENSES THAN CLASS A AND THERE IS NO AUTOMATIC CONVERSION TO CLASS A.

IF  YOU  ARE  INVESTING  MORE  THAN  $1,000,000,  YOU  SHOULD INVEST IN CLASS A.

CLASS  A
IF YOU CHOOSE CLASS A, YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" MEANS THE NAV PER SHARE PLUS THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE PERCENTAGE RATE OF THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN
$50,000,1  THEN  THE  SALES  CHARGE  IS  REDUCED  TO  3.75%.


YOUR  INVESTMENT  IN          SALES  CHARGE  %          %  OF  AMT.
CLASS  A  SHARES           OF  OFFERING  PRICE             INVESTED
LESS  THAN  $50,000                   4.75%                4.99%
$50,000  BUT  LESS  THAN  $100,000    3.75%                3.90%
$100,000  BUT  LESS  THAN  $250,000   2.75%                2.83%
$250,000  BUT  LESS  THAN  $500,000   1.75%                1.78%
$500,000  BUT  LESS  THAN  $1,000,000 1.00%                1.01%
$1,000,000  AND  OVER                 NONE*                NONE*

1 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF
SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE          OF SHARES YOU HAVE
PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF CLASS A SHARES.

*     PURCHASES  OF  CLASS  A SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE
ARE  SUBJECT  TO  A  ONE          YEAR  CDSC  OF  1.00%. SEE THE "CALCULATION OF
CONTINGENT  DEFERRED  SALES  CHARGE  AND  WAIVER  OF          SALES  CHARGES."

THE CLASS A FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CLASS  B
IF YOU CHOOSE CLASS B, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST 6 YEARS, YOU WILL HAVE TO PAY A "CONTINGENT DEFERRED" SALES CHARGE ("CDSC"). KEEP IN MIND THAT THE LONGER YOU HOLD THE SHARES, THE LESS YOU WILL HAVE TO PAY IN DEFERRED SALES CHARGES.

TIME  SINCE  PURCHASE      CDSC  %
1ST  YEAR                    5%
2ND  YEAR                    4%
3RD  YEAR                    4%
4TH  YEAR                    3%
5TH  YEAR                    2%
6TH  YEAR                    1%
AFTER  6  YEARS             NONE

CALCULATION  OF  CONTINGENT  DEFERRED  SALES CHARGE AND          WAIVER OF SALES
CHARGES
THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

THE  CDSC  ON  CLASS  B  SHARES  WILL  BE WAIVED IN THE FOLLOWING CIRCUMSTANCES:

-     REDEMPTION  UPON  THE  DEATH  OR  DISABILITY  OF  THE  SHAREHOLDER,  PLAN
PARTICIPANT,          OR  BENEFICIARY.2
- MINIMUM REQUIRED DISTRIBUTIONS FROM RETIREMENT PLAN ACCOUNTS FOR SHAREHOLDERS 701/2 AND OLDER.3
-     THE  RETURN  OF  AN  EXCESS  CONTRIBUTION OR DEFERRAL AMOUNTS, PURSUANT TO
SECTIONS     408(D)(4)  OR  (5),  401(K)(8),  402(G)(2),  OR  401(M)(6)  OF  THE
INTERNAL  REVENUE          CODE.
- INVOLUNTARY REDEMPTIONS OF ACCOUNTS UNDER PROCEDURES SET FORTH BY THE FUND'S BOARD OF DIRECTORS.
- A SINGLE ANNUAL WITHDRAWAL UNDER A SYSTEMATIC WITHDRAWAL PLAN OF UP TO 10% OF THE SHAREHOLDER'S ACCOUNT BALANCE.4

2     "DISABILITY"  MEANS  A TOTAL DISABILITY AS EVIDENCED BY A DETERMINATION BY
THE  FEDERAL  SOCIAL               SECURITY  ADMINISTRATION.
3     THE  MAXIMUM  AMOUNT  SUBJECT  TO  THIS  WAIVER  IS  BASED  ONLY  UPON THE
SHAREHOLDER'S  CALVERT          GROUP  RETIREMENT  ACCOUNTS.
4     THIS  SYSTEMATIC  WITHDRAWAL  PLAN  REQUIRES  A MINIMUM ACCOUNT BALANCE OF
$50,000  TO               BE  ESTABLISHED.

CLASS  C
IF YOU CHOOSE CLASS C, THERE IS NO FRONT-END SALES CHARGE LIKE CLASS A, BUT IF YOU SELL THE SHARES WITHIN THE FIRST YEAR, YOU WILL HAVE TO PAY A 1% CDSC. CLASS C MAY BE A GOOD CHOICE FOR YOU IF YOU PLAN TO BUY SHARES AND HOLD THEM FOR AT LEAST 1 YEAR, BUT NOT MORE THAN FIVE OR SIX YEARS.

DISTRIBUTION  AND  SERVICE  FEES
THE FUND HAS ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

THE  TABLE  BELOW  SHOWS  THE  MAXIMUM  ANNUAL  PERCENTAGE  PAYABLE  UNDER  THE
DISTRIBUTION PLAN. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS OF THE PARTICULAR CLASS.
          MAXIMUM  PAYABLE  UNDER  PLAN

          CLASS  A          CLASS  B          CLASS  C
          0.25%             1.00%             1.00%

NEXT  STEP  -  ACCOUNT  APPLICATION
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. WHEN MULTIPLE CLASSES OF SHARES ARE OFFERED, PLEASE SPECIFY WHICH CLASS YOU WISH TO PURCHASE. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SALES DEPARTMENT AT 800-368-2748.

MINIMUM  TO  OPEN  AN  ACCOUNT     MINIMUM  ADDITIONAL
     $5,000                        INVESTMENTS  -$250
     ($2,000  FOR  IRAS)          (THE  FUND  CHARGES  A  $5  SERVICE
                                   FEE  ON  PURCHASES  OF  LESS  THAN  $250.)


PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO  CALVERT'S  TRANSFER  AGENT  AT:


     NEW  ACCOUNTS          SUBSEQUENT  INVESTMENTS
     (INCLUDE  APPLICATION)  (INCLUDE  INVESTMENT  SLIP)
     CALVERT  GROUP          CALVERT  GROUP
     P.O.  BOX  219544       P.O.  BOX  219739
     KANSAS,  CITY  MO       KANSAS  CITY,  MO
     64121-9544              64121-9739

     BY  REGISTERED,         CALVERT  GROUP
     CERTIFIED,  OR          C/O  NFDS,
     OVERNIGHT  MAIL         330  WEST  9TH  ST.
                             KANSAS  CITY,  MO  64105-1807

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS AND POST OFFICES ARE CLOSED.


WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED BY THE TRANSFER AGENT IN KANSAS CITY, MO (SEE ADDRESSES ON PRECEDING
PAGE).  ALL  OF  YOUR PURCHASES MUST BE MADE IN US DOLLARS AND INDICATE THE FUND
AND CLASS. NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT BY THE TRANSFER AGENT. YOU SHOULD NOTE THAT THE SHARE PRICE MAY CHANGE DURING THIS PERIOD. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A FEE OF $5 PAYABLE TO THE FUND. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION  VISIT  WWW.CALVERT.COM

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES MAY BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET TO RECEIVE THAT DAY'S PRICE. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED BY YOUR BANK WILL INCUR A $25 CHARGE.



TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS AND ESTABLISHED BANK INSTRUCTIONS ON YOUR ACCOUNT, WHEN OPENED OR AT A LATER DATE BY A SIGNATURE GUARANTEED LETTER. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU INSTRUCT US OTHERWISE IN WRITING. WHILE TELEPHONE REDEMPTION IS EASY AND CONVENIENT, THIS ACCOUNT FEATURE INVOLVES A RISK OF LOSS FROM UNAUTHORIZED OR FRAUDULENT TRANSACTIONS. CALVERT WILL TAKE REASONABLE PRECAUTIONS TO PROTECT YOUR ACCOUNT FROM FRAUD. YOU SHOULD DO THE SAME BY KEEPING YOUR ACCOUNT INFORMATION PRIVATE AND IMMEDIATELY REVIEWING ANY CONFIRMATIONS OR ACCOUNT STATEMENTS THAT WE SEND TO YOU. MAKE SURE TO CONTACT CALVERT IMMEDIATELY ABOUT ANY TRANSACTION YOU BELIEVE TO BE UNAUTHORIZED.

WE RESERVE THE RIGHT TO REFUSE A TELEPHONE REDEMPTION IF THE CALLER IS UNABLE TO
PROVIDE:
-  THE  ACCOUNT  NUMBER.
-  THE  NAME  AND  ADDRESS  EXACTLY  AS  REGISTERED  ON  THE  ACCOUNT.
- THE PRIMARY SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER AS REGISTERED ON THE ACCOUNT.

PLEASE NOTE THAT CALVERT WILL NOT BE RESPONSIBLE FOR ANY ACCOUNT LOSSES DUE TO TELEPHONE FRAUD, SO LONG AS WE HAVE TAKEN REASONABLE STEPS TO VERIFY THE CALLER'S IDENTITY. IF YOU WISH TO REMOVE THE TELEPHONE REDEMPTION FEATURE FROM YOUR ACCOUNT, PLEASE NOTIFY US IN WRITING.


EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE CALVERT MUTUAL FUND TO ANOTHER AT NO ADDITIONAL SALES CHARGE. NOTE: THE REDEMPTION FEE (PAYABLE TO THE FUND) STILL APPLIES AND IS CHARGED AT THE TIME OF THE REDEMPTION FROM THE FUND.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:

EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.


BANK HOLIDAYS: ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY) EXCHANGE REQUESTS INTO OR OUT OF A MONEY MARKET FUND WILL BE PRICED AT THE NEXT-DETERMINED NAV, BUT WILL NOT RECEIVE ANY DIVIDEND IN THE MONEY MARKET FUND UNTIL THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.


SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES. IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT
TRANSACTIONS  IN  FUND  SHARES  THROUGH  A  FINANCIAL  INTERMEDIARY.



ACCOUNT  MAINTENANCE  FEE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $5,000 PER CLASS ($2,000 FOR IRA ACCOUNTS). IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM (FOR ANY REASON, INCLUDING A DECLINE IN THE VALUE OF THE FUND'S SHARES), YOU WILL BE CHARGED AN ANNUAL FEE OF $20. IF YOU CLOSE YOUR ACCOUNT DURING THE YEAR, THE $20 WILL BE CHARGED AT THAT TIME. TO PROTECT THE INTEREST OF INVESTORS, THE FUND MAY REJECT CERTAIN SMALL RETIREMENT PLAN ACCOUNTS WHERE THE RECORDKEEPING AND TRANSACTION EXPENSES WOULD BE A BURDEN TO OTHER FUND SHAREHOLDERS.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME ANNUALLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.


DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN THE SAME SHARE CLASS OF ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.


BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES
YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE MAY BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. YOUR SHARES WILL BE REDEEMED AT THE NAV NEXT CALCULATED (LESS ANY APPLICABLE CDSC)AFTER YOUR REDEMPTION REQUEST IS RECEIVED BY THE TRANSFER AGENT IN GOOD ORDER (SEE BELOW). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT YOUR FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.



REQUEST  IN  "GOOD  ORDER"
ALL REDEMPTION REQUESTS MUST BE RECEIVED BY THE TRANSFER AGENT IN "GOOD ORDER." THIS MEANS THAT YOUR REQUEST MUST INCLUDE:

-  THE  FUND  NAME  AND  ACCOUNT  NUMBER
-  THE  AMOUNT  OF  THE  TRANSACTION  (IN  DOLLARS  OR  SHARES).
- SIGNATURES OF ALL OWNERS EXACTLY AS REGISTERED ON THE ACCOUNT (FOR MAIL REQUESTS).
-  SIGNATURE  GUARANTEES  (IF  REQUIRED).*
-  ANY  SUPPORTING  LEGAL  DOCUMENTATION  THAT  MAY  BE  REQUIRED.
-  ANY  OUTSTANDING  CERTIFICATES  REPRESENTING  SHARES  TO  BE  REDEEMED.

*FOR INSTANCE, A SIGNATURE GUARANTEE MUST BE PROVIDED BY ALL REGISTERED ACCOUNT SHAREHOLDERS WHEN REDEMPTION PROCEEDS ARE SENT TO A DIFFERENT PERSON OR ADDRESS. A SIGNATURE GUARANTEE CAN BE OBTAINED FROM MOST COMMERCIAL AND SAVINGS BANKS, CREDIT UNIONS, TRUST COMPANIES, OR MEMBER FIRMS OF A U.S. STOCK EXCHANGE.

TRANSACTIONS ARE PROCESSED AT THE NEXT DETERMINED SHARE PRICE AFTER THE TRANSFER AGENT HAS RECEIVED ALL REQUIRED INFORMATION.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:



BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. SEE "OTHER CALVERT GROUP FEATURES - TELEPHONE TRANSACTIONS."


WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.

EXHIBIT  A

REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
CLASS A SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

*  A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
1.     HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
2.     HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET FUND PURCHASES, INSTEAD OF THE HIGHER 4.75% SALES CHARGE. PART OF YOUR
SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER
INVESTMENT  ACTUALLY  MADE.  FOR  MORE  INFORMATION,  SEE  THE  SAI.

RETIREMENT PLANS UNDER SECTION 457, SECTION 403(B)(7), OR SECTION 401(K) THERE IS NO SALES CHARGE ON SHARES PURCHASED FOR THE BENEFIT OF A RETIREMENT PLAN UNDER SECTION 457 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("CODE"), OR FOR A PLAN QUALIFYING UNDER SECTION 403(B) OR 401(K) OF THE CODE IF, AT THE TIME OF PURCHASE, (I) CALVERT GROUP HAS BEEN NOTIFIED IN WRITING THAT THE 403(B)

OR 401(K) PLAN HAS AT LEAST 200 ELIGIBLE EMPLOYEES AND IS NOT SPONSORED BY A K-12 SCHOOL DISTRICT, OR (II) THE COST OR CURRENT VALUE OF SHARES A 401(K) PLAN HAS IN CALVERT GROUP OF FUNDS (EXCEPT MONEY MARKET FUNDS) IS AT LEAST $1 MILLION.

NEITHER THE FUND, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION, (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY (A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR
(C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANY CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE.

TRANSFERS  FROM  OTHER  LOAD  MUTUAL  FUNDS
YOU MAY TRANSFER FUNDS INVESTED IN ANOTHER LOAD MUTUAL FUND TO THE FUND AT NAV, THROUGH DECEMBER 31, 2000. INSTRUCTIONS INFORMING THE TRANSFER AGENT TO PROCESS THE PURCHASE ORDER AT NAV MUST BE RECEIVED AT THE TIME THE PURCHASE IS MADE. IF A NSCC TRADE, IT MUST BE PLACED AT NAV BY THE BROKER AT THE TIME THE ORDER IS PLACED. CHECK YOUR TRADE CONFIRMATION TO INSURE PROPER PROCESSING.


REINSTATEMENT  PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUND RESERVES THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

EXHIBIT  B
SERVICE  FEES  AND  OTHER  ARRANGEMENTS  WITH  DEALERS

CALVERT DISTRIBUTORS, INC., THE FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE FOR CLASS A, AND A PERCENTAGE OF AMOUNT INVESTED FOR CLASS B AND C) WHEN YOU PURCHASE SHARES. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF THAT FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE AMOUNT OF PAYMENT WHICH DIFFERS DEPENDING ON THE CLASS.

MAXIMUM  COMMISSION/SERVICE  FEES

          CLASS  A          CLASS  B*          CLASS  C**
          4.00%/0.25%       4.00%/0.25%        1.00%/1.00%

*CLASS  B  SERVICE  FEES  BEGINS  TO  ACCRUE  IN  13TH  MONTH.
**CLASS C PAYS DEALERS A SERVICE FEE OF 0.25% AND ADDITIONAL COMPENSATION OF 0.75% FOR A TOTAL OF 1.00%. BEGINS TO ACCRUE IN 13TH MONTH.


OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUNDS AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CAMCO,
CDI, OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE
SECURITIES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE. THE FINDER'S FEE IS 1% OF THE NAV PURCHASE AMOUNT ON THE FIRST $2 MILLION, 0.80% ON $2 TO $3 MILLION, 0.50% ON $3 TO $50 MILLION, .25% ON $50 TO $100 MILLION, AND 0.15% OVER $100 MILLION. IF A FINDER'S FEE IS PAID, THEN THE SERVICE FEE BEGINS IN THE 13TH MONTH AFTER
PURCHASE. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS WILL BE AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND SAIS, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD.  20814

TELEPHONE:  1-800-368-2748

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORT AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT-ONLY COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.


INVESTMENT  COMPANY  ACT  FILE     NO.  811-09877

PROSPECTUS
,  2000
CALVERT  SOCIAL  INDEX  FUND
CLASS  I  (INSTITUTIONAL)  SHARES






TABLE  OF  CONTENTS

     ABOUT  THE  FUND
          INVESTMENT  OBJECTIVE,  STRATEGY                                  1
          FEES  AND  EXPENSES                                               2
          INVESTMENT  PRACTICES  AND  RELATED  RISKS                        2
          HIGH  SOCIAL  IMPACT  INVESTMENTS                                 3
          SPECIAL  EQUITIES                                                 3
          SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY                4
            ABOUT  YOUR  INVESTMENT
          SUBADVISOR                                                        5
          ADVISORY  FEES                                                    5
          HOW  TO  OPEN  AN  ACCOUNT                                        5
          IMPORTANT  -  HOW  SHARES  ARE  PRICED                            5
          WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED                           5
          OTHER  CALVERT  GROUP  FEATURES  (EXCHANGES,  MINIMUM ACCOUNT BALANCE,
            ETC.)                                                           5
          DIVIDENDS,  CAPITAL  GAINS  AND  TAXES                            6
          HOW  TO  SELL  SHARES                                             7














THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OBJECTIVE
THE FUND SEEKS TO MATCH THE PERFORMANCE OF THE CALVERT SOCIAL INDEX, WHICH MEASURES THE INVESTMENT RETURN OF LARGE- AND MID-CAPITALIZATION STOCKS.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND EMPLOYS A PASSIVE MANAGEMENT STRATEGY DESIGNED TO TRACK, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF THE CALVERT SOCIAL INDEX. THE FUND INTENDS TO USE A REPLICATION INDEX METHOD, INVESTING IN EACH STOCK IN THE INDEX IN ABOUT THE SAME PROPORTION AS REPRESENTED IN THE INDEX ITSELF. HOWEVER, BECAUSE THE FUND IS NEW AND JUST BEGINNING OPERATIONS, IT WOULD BE VERY EXPENSIVE TO BUY AND SELL ALL OF THE STOCKS HELD IN THE INDEX. THUS, UNTIL THE FUND'S ASSETS REACH A
CERTAIN MINIMUM ASSET LEVEL, IT WILL USE A SAMPLING TECHNIQUE OF INDEXING, RATHER THAN THE REPLICATION METHOD. THIS MEANS THAT RATHER THAN BUY EACH STOCK IN THE INDEX, IT WILL USE A COMPUTER PROGRAM TO INVEST IN A REPRESENTATIVE SAMPLE OF STOCKS FROM THE INDEX THAT WILL RESEMBLE THE FULL INDEX IN TERMS OF INDUSTRY WEIGHTINGS, MARKET CAPITALIZATION, PRICE/EARNINGS RATIO, DIVIDEND YIELD, AND OTHER PORTFOLIO CHARACTERISTICS. ONCE THE FUND REACHES APPROXIMATELY $20,000,000 IN ASSETS, IT WILL STOP USING THE SAMPLING TECHNIQUE AND REPLACE IT WITH THE PERMANENT STRATEGY OF THE REPLICATION METHOD DISCUSSED ABOVE.


THE  CALVERT  SOCIAL  INDEX
THE CALVERT SOCIAL INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES THAT MEET THE SOCIAL INVESTMENT CRITERIA SELECTED FROM THE UNIVERSE OF APPROXIMATELY THE 1,000 LARGEST U.S. COMPANIES, BASED ON TOTAL MARKET CAPITALIZATION, LISTED ON THE NYSE OR NASDAQ-AMEX. AS OF MAY 1, 2000, THERE WERE 468 COMPANIES IN THE INDEX, THOUGH THIS NUMBER WILL CHANGE OVER TIME DUE TO COMPANY MERGERS OR CHANGES DUE TO OUR EVALUATION OF AN ISSUER'S CONDUCT RELATIVE TO THE FUND'S SOCIAL CRITERIA. THE INDEX IS RECONSTITUTED ONCE A YEAR BASED ON AN UPDATED LIST OF THE 1000 LARGEST COMPANIES. THE INDEX IS ALSO REVIEWED QUARTERLY TO ADJUST FOR SOCIAL CRITERIA, SECTOR WEIGHTINGS AGAINST THE 40% LIMIT ON EXPOSURE TO ANY ONE SECTOR, SHARE ADJUSTMENTS, ETC.


THE SOCIALLY RESPONSIBLE CRITERIA FOR THE INDEX ARE DESCRIBED BELOW. CALVERT CONTINUOUSLY EVALUATES THE PERFORMANCE OF COMPANIES INCLUDED IN THE INDEX TO ENSURE COMPLIANCE WITH THESE CRITERIA.

ENVIRONMENT: THE INDEX EXCLUDES COMPANIES THAT HAVE POOR ENVIRONMENTAL RECORDS, INCLUDING SIGNIFICANT COMPLIANCE AND WASTE MANAGEMENT PROBLEMS. THE INDEX INCLUDES COMPANIES THAT HAVE STRONG PROGRAMS THAT FOCUS ON REDUCING OVERALL ENVIRONMENTAL IMPACT. THE INDEX EXCLUDES COMPANIES SIGNIFICANTLY ENGAGED IN NUCLEAR POWER.


LABOR RELATIONS: THE INDEX EXCLUDES COMPANIES THAT HAVE A RECORD OF EMPLOYMENT DISCRIMINATION, ANTI-UNION ACTIVITIES OR PROVIDE UNSAFE WORKPLACES. THE INDEX INCLUDES COMPANIES THAT HAVE A GOOD RECORD OF LABOR RELATIONS, INCLUDING STRONG DIVERSITY PROGRAMS.

PRODUCT SAFETY: THE INDEX EXCLUDES COMPANIES THAT PRIMARILY ENGAGE IN TOBACCO, ALCOHOL, FIREARMS OR GAMBLING. THE INDEX INCLUDES COMPANIES THAT PRODUCE HEALTHY AND SAFE PRODUCTS AND SERVICES.
ANIMAL WELFARE: THE INDEX EXCLUDES COMPANIES THAT ABUSE ANIMALS THROUGH METHODS OF FACTORY FARMING. THE INDEX INCLUDES CONSUMER PRODUCT COMPANIES THAT
DEMONSTRATE  A  REDUCTION  IN  THE  USE  OF  ANIMAL  TESTING,  IF  APPLICABLE.

MILITARY WEAPONS: THE INDEX EXCLUDES COMPANIES THAT ARE PRIMARILY ENGAGED IN WEAPONS CONTRACTING WITH THE DEPARTMENT OF DEFENSE.

COMMUNITY RELATIONS: THE INDEX EXCLUDES COMPANIES THAT ARE NOT RESPONSIVE TO COMMUNITIES WHERE THEY OPERATE. THE INDEX INCLUDES COMPANIES THAT ARE RESPONSIBLE CITIZENS IN THESE COMMUNITIES.

HUMAN RIGHTS: THE INDEX EXCLUDES COMPANIES THAT DIRECTLY CONTRIBUTE TO HUMAN RIGHTS VIOLATIONS WORLDWIDE. THE INDEX INCLUDES COMPANIES THAT HAVE ADOPTED HUMAN RIGHTS STANDARDS IN THEIR OVERSEAS OPERATIONS.

INDIGENOUS PEOPLES RIGHTS: THE INDEX EXCLUDES COMPANIES THAT ARE SIGNIFICANTLY ENGAGED IN A PATTERN AND PRACTICE OF VIOLATING THE RIGHTS OF INDIGENOUS PEOPLE. THE INDEX INCLUDES COMPANIES THAT ARE ENGAGED IN POSITIVE PORTRAYALS OF NATIVE AMERICANS AND OTHER INDIGENOUS PEOPLES.


PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM THE STOCK MARKET FOR ANY OF THE FOLLOWING REASONS:

     -  THE  STOCK  MARKET  OR  THE  CALVERT  SOCIAL  INDEX  GOES  DOWN
     - THE INDIVIDUAL STOCKS IN THE FUND OR THE INDEX DO NOT PERFORM AS WELL AS EXPECTED
     -  AN  INDEX  FUND  HAS  OPERATING  EXPENSES;  A  MARKET  INDEX
          DOES NOT. THE FUND - WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE WHILE SATISFYING ITS INVESTMENT
          AND SOCIAL CRITERIA - WILL NOT BE ABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


(NO PERFORMANCE RESULTS ARE SHOWN FOR THE FUND SINCE IT WAS RECENTLY ORGANIZED.)

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING
EXPENSES  ARE  DEDUCTED  FROM  FUND  ASSETS.


ANNUAL  FUND  OPERATING  EXPENSES1
(EXPENSES  DEDUCTED  FROM  FUND  ASSETS)

MANAGEMENT  FEES                                  .33
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES          NONE
OTHER  EXPENSES                                   .15
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES          .48
FEE  WAIVER  AND/OR  EXPENSE  REIMBURSEMENT2      (.10)
NET  EXPENSES                                     .38

1 EXPENSES ARE BASED ON ESTIMATES FOR THE CURRENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR ("CAMCO") TO THE SUBADVISOR, AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CAMCO.
2 CAMCO HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS SHOWN AS "NET EXPENSES," THIS IS THE MAXIMUM AMOUNT OF OPERATING EXPENSES THAT MAY BE CHARGED TO THE FUND THROUGH SEPTEMBER 30, 2001. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.

EXAMPLE
THIS  EXAMPLE  IS  INTENDED  TO  HELP  YOU  COMPARE  THE  COST  OF  INVESTING
IN  A  FUND  WITH  THE  COST  OF  INVESTING  IN  OTHER  MUTUAL  FUNDS.
THE  EXAMPLE  ASSUMES  THAT:

-  YOU  INVEST  $1,000,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE AS FOLLOWS IF THE CLASS I SHARES ARE HELD FOR 1, OR 3 YEARS:


NUMBER  OF  YEARS  INVESTMENT  IS  HELD

     1  YEAR     3  YEARS
     $3,837      $13,340


INVESTMENT  PRACTICES  AND  RELATED  RISKS
ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE PRINCIPAL INVESTMENTS AND TECHNIQUES, SUMMARIZED EARLIER, ALONG WITH CERTAIN ADDITIONAL INVESTMENT TECHNIQUES AND THEIR RISKS. FOR EACH OF THE INVESTMENT PRACTICES LISTED, WE SHOW THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING FOR A DESCRIPTION OF THE TYPES OF RISKS).

CONVENTIONAL  SECURITIES

STOCKS IN GENERAL. THE FUND IS SUBJECT TO STOCK MARKET RISK. STOCK PRICES OVERALL MAY DECLINE OVER SHORT OR EVEN LONG PERIODS. THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM LARGE-AND MID-CAPITALIZATION STOCKS WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER OR WORSE THAN THE STOCK MARKET IN GENERAL. FINALLY, INDIVIDUAL STOCKS MAY LOSE VALUE FOR A VARIETY OF REASONS, EVEN WHEN THE OVERALL STOCK MARKET HAS
INCREASED.   RISKS:  MARKET.


FOREIGN SECURITIES. THE FUND MAY INVEST IN FOREIGN SECURITIES TO THE EXTENT NECESSARY TO CARRY OUT ITS INVESTMENT STRATEGY OF HOLDING ALL OF THE STOCKS THAT COMPRISE THE INDEX. THE INDEX (AND HENCE THE FUND) MAY INCLUDE SECURITIES ISSUED BY COMPANIES LOCATED OUTSIDE THE US BUT ONLY IF THEY ARE TRADED PRIMARILY ON THE NYSE OR AMEX/NASDAQ. THE FUND DOES NOT EXPECT TO OWN MORE THAN 5% OF SUCH SECURITIES. RISKS: POLITICAL.


ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET. THESE WOULD CONSIST PRIMARILY OF ANY HIGH SOCIAL IMPACT INVESTMENTS AND SPECIAL EQUITIES INVESTMENTS (SEE BELOW). RISKS: LIQUIDITY, MARKET AND TRANSACTION.

SMALL CAP STOCKS. INVESTING IN SMALL COMPANIES INVOLVES GREATER RISK THAN WITH MORE ESTABLISHED COMPANIES. SMALL CAP STOCK PRICES ARE MORE VOLATILE AND THE COMPANIES OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, FINANCIAL RESOURCES, AND MANAGEMENT EXPERIENCE. THE FUND DOES NOT EXPECT TO OWN MORE THAN 2% OF SUCH SECURITIES (INCLUDING THE 1% IN SPECIAL EQUITIES). RISKS: MARKET, LIQUIDITY AND INFORMATION.

TEMPORARY DEFENSIVE POSITIONS. DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FORM ITS PRINCIPAL INVESTMENT STRATEGIES BY INVESTING IN HIGH QUALITY, SHORT-TERM DEBT (MONEY MARKET) INSTRUMENTS, INCLUDING REPURCHASE AGREEMENTS AND COMMERCIAL PAPER. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, A FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE.
RISKS:  OPPORTUNITY.

LEVERAGED  DERIVATIVE  INSTRUMENTS
FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. THE FUND WILL USE FUTURES ONLY FOR HEDGING PURPOSES AND NOT FOR SPECULATION. THE FUND MAY INVEST IN FUTURES CONTRACTS THAT MAY NOT OTHERWISE MEET THE INDEX'S SOCIALLY RESPONSIBLE CRITERIA. RISKS: INTEREST RATE, CURRENCY, MARKET, LEVERAGE, CORRELATION, LIQUIDITY AND OPPORTUNITY.

HIGH  SOCIAL  IMPACT  INVESTMENTS

HIGH SOCIAL IMPACT INVESTMENTS IS A PROGRAM THAT TARGETS A PERCENTAGE OF THE FUND'S ASSETS (UP TO 1%) TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT, AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING $50 MILLION IN ASSETS.THESE TYPES OF INVESTMENTS OFFER A RATE OF RETURN BELOW THE THEN-PREVAILING MARKET RATE, AND ARE CONSIDERED ILLIQUID, UNRATED AND MAY BE DEEMED BELOW-INVESTMENT GRADE. THEY ALSO INVOLVE A GREATER RISK OF DEFAULT OR PRICE DECLINE THAN INVESTMENT GRADE SECURITIES. HOWEVER, THEY HAVE A SIGNIFICANT SOCIAL RETURN BY MAKING A TREMENDOUS DIFFERENCE IN OUR LOCAL COMMUNITIES. HIGH SOCIAL IMPACT INVESTMENTS ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD.

THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT IT TO INVEST THOSE ASSETS ALLOCATED FOR INVESTMENT IN HIGH SOCIAL IMPACT INVESTMENTS THROUGH THE PURCHASE OF COMMUNITY INVESTMENT NOTES FROM THE CALVERT SOCIAL INVESTMENT FOUNDATION. THE CALVERT SOCIAL INVESTMENT FOUNDATION IS A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. IT HAS INSTITUTED THE CALVERT COMMUNITY INVESTMENTS PROGRAM TO RAISE ASSETS FROM INDIVIDUAL AND INSTITUTIONAL INVESTORS AND THEN INVEST THESE ASSETS DIRECTLY IN NON-PROFIT OR NOT-FOR-PROFIT COMMUNITY DEVELOPMENT ORGANIZATIONS AND COMMUNITY DEVELOPMENT BANKS THAT FOCUS ON LOW INCOME HOUSING, ECONOMIC DEVELOPMENT AND BUSINESS DEVELOPMENT IN URBAN AND RURAL COMMUNITIES.

INVESTMENTS IN HIGH SOCIAL IMPACT INVESTMENTS MAY HINDER THE FUND'S ABILITY TO TRACK THE INDEX. FOR THIS REASON, THE FUND LIMITS THE AMOUNT OF SUCH INVESTMENTS TO ONLY 1% OF FUND ASSETS.

SPECIAL  EQUITIES
THE FUND HAS A SPECIAL EQUITIES INVESTMENT PROGRAM THAT ALLOWS THE FUND TO PROMOTE ESPECIALLY PROMISING APPROACHES TO SOCIAL GOALS THROUGH PRIVATELY PLACED INVESTMENTS. THE INVESTMENTS ARE GENERALLY VENTURE CAPITAL INVESTMENTS IN SMALL, UNTRIED ENTERPRISES. THE SPECIAL EQUITIES COMMITTEE OF THE FUND'S BOARD IDENTIFIES, EVALUATES, AND SELECTS THE SPECIAL EQUITIES INVESTMENTS. SPECIAL EQUITIES INVOLVE A HIGH DEGREE OF RISK-- THEY ARE SUBJECT TO LIQUIDITY, INFORMATION, AND IF A DEBT INVESTMENT, CREDIT RISK. SPECIAL EQUITIES ARE VALUED UNDER THE DIRECTION AND CONTROL OF THE FUND'S BOARD. THE FUND MAY ENGAGE IN THIS PROGRAM UPON REACHING $50 MILLION IN ASSETS. SPECIAL EQUITIES INVESTMENTS ARE LIMITED TO ONLY 1% OF ASSETS.

THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND REVERSE REPURCHASE AGREEMENTS, AND SECURITIES LENDING.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE SAI.

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

CURRENCY  RISK
CURRENCY RISK OCCURS WHEN A FUND BUYS, SELLS OR HOLDS A SECURITY DENOMINATED IN FOREIGN CURRENCY. FOREIGN CURRENCIES "FLOAT" IN VALUE AGAINST THE US DOLLAR. ADVERSE CHANGES IN FOREIGN CURRENCY VALUES CAN CAUSE INVESTMENT LOSSES WHEN A FUND'S INVESTMENTS ARE CONVERTED TO US DOLLARS.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM
SECURITIES  AND    ZERO  COUPON/"STRIPPED"  COUPON  SECURITIES  ("STRIPS")  ARE
SUBJECT  TO  GREATER    INTEREST  RATE  RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK
THE RISK THAT MAY OCCUR WITH FOREIGN INVESTMENTS, AND MEANS THAT THE VALUE OF AN INVESTMENT MAY BE ADVERSELY AFFECTED BY NATIONALIZATION, TAXATION, WAR,
GOVERNMENT  INSTABILITY  OR  OTHER  ECONOMIC  OR  POLITICAL  ACTIONS OR FACTORS.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

WHAT  IS  INDEXING?
AN INDEX IS AN UNMANAGED GROUP OF SECURITIES WHOSE OVERALL PERFORMANCE IS USED AS A STANDARD TO MEASURE INVESTMENT PERFORMANCE. AN INDEX (OR "PASSIVELY MANAGED") FUND TRIES TO MATCH, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF AN ESTABLISHED TARGET INDEX.

INDEX FUNDS ARE NOT ACTIVELY MANAGED BY INVESTMENT ADVISORS WHO BUY AND SELL SECURITIES BASED ON RESEARCH AND ANALYSIS IN AN ATTEMPT TO OUTPERFORM A
PARTICULAR  BENCHMARK  OR  THE  MARKET  AS  A  WHOLE. RATHER, INDEX FUNDS SIMPLY
ATTEMPT TO MIRROR WHAT THE TARGET INDEX DOES, FOR BETTER OR FOR WORSE. THE SOCIALLY RESPONSIBLE CRITERIA USED BY THE CALVERT SOCIAL INDEX MAY RESULT IN ECONOMIC SECTOR WEIGHTINGS THAT ARE SIGNIFICANTLY DIFFERENT FROM THOSE OF THE OVERALL MARKET.

TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE, THE FUND ATTEMPTS TO REMAIN FULLY INVESTED IN STOCKS. TO HELP STAY FULLY INVESTED, AND TO REDUCE TRANSACTION COSTS, THE FUND MAY INVEST, TO A LIMITED EXTENT IN STOCK FUTURES AND OPTIONS CONTRACTS, OR OTHER REGISTERED INVESTMENT COMPANIES. THE FUND MAY PURCHASE U.S. TREASURY SECURITIES IN CONNECTION WITH ITS HEDGING ACTIVITIES.

ALTHOUGH INDEX FUNDS, BY THEIR NATURE TEND TO BE TAX-EFFICIENT INVESTMENT VEHICLES, THE FUND GENERALLY IS MANAGED WITHOUT REGARD TO TAX RAMIFICATIONS.


SHAREHOLDER  ADVOCACY  AND  SOCIAL  RESPONSIBILITY
AS THE FUND'S ADVISOR, CALVERT TAKES A PROACTIVE ROLE TO MAKE A TANGIBLE POSITIVE CONTRIBUTION TO OUR SOCIETY AND THAT OF FUTURE GENERATIONS. WE SEEK TO POSITIVELY INFLUENCE CORPORATE BEHAVIOR THROUGH OUR ROLE AS SHAREHOLDERS BY PUSHING COMPANIES TOWARD HIGHER STANDARDS OF SOCIAL AND ENVIRONMENTAL
RESPONSIBILITY. OUR RELATIONSHIP WITH COMPANY MANAGEMENT CONTINUES ONCE WE INVEST IN A COMPANY. OUR ACTIVITIES MAY INCLUDE BUT ARE NOT LIMITED TO:

DIALOGUE  WITH  COMPANIES
WE REGULARLY INITIATE DIALOGUE WITH MANAGEMENT AS PART OF OUR SOCIAL RESEARCH PROCESS. AFTER WE'VE BECOME A SHAREHOLDER, WE OFTEN CONTINUE OUR DIALOGUE WITH MANAGEMENT THROUGH PHONE CALLS, LETTERS AND IN-PERSON MEETINGS. THROUGH OUR INTERACTION, WE LEARN ABOUT MANAGEMENT'S SUCCESSES AND CHALLENGES AND PRESS FOR IMPROVEMENT ON ISSUES OF CONCERN.

PROXY  VOTING
AS A SHAREHOLDER IN OUR VARIOUS PORTFOLIO COMPANIES, WE ARE GUARANTEED AN OPPORTUNITY EACH YEAR TO EXPRESS OUR VIEWS ON ISSUES OF CORPORATE GOVERNANCE AND SOCIAL RESPONSIBILITY AT ANNUAL STOCKHOLDER MEETINGS. WE TAKE OUR VOTING RESPONSIBILITY SERIOUSLY AND VOTE ALL PROXIES CONSISTENT WITH THE FINANCIAL AND SOCIAL OBJECTIVES OF OUR FUND.

SHAREHOLDER  RESOLUTIONS
CALVERT PROPOSES RESOLUTIONS ON A VARIETY OF SOCIAL ISSUES. WE FILE SHAREHOLDER RESOLUTIONS WHEN OUR DIALOGUE WITH CORPORATE MANAGEMENT PROVES UNSUCCESSFUL TO ENCOURAGE A COMPANY TO TAKE ACTION. IN MOST CASES, OUR EFFORTS HAVE LED TO NEGOTIATED SETTLEMENTS WITH POSITIVE RESULTS FOR SHAREHOLDERS AND COMPANIES ALIKE. FOR EXAMPLE, ONE OF OUR SHAREHOLDER RESOLUTIONS RESULTED IN THE COMPANY'S FIRST-EVER DISCLOSURE OF ITS EQUAL EMPLOYMENT POLICIES, PROGRAMS AND WORKFORCE DEMOGRAPHICS.


ABOUT  THE  ADVISOR

CALVERT ASSET MANAGEMENT COMPANY, INC.(4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CALVERT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

SUBADVISOR
WORLD ASSET MANAGEMENT, LLC (255 E. BROWN ST., BIRMINGHAM, MI 48009) IS THE FUND'S SUBADVISOR. IT HAS BEEN IN THE INDEX BUSINESS SINCE THE MID 1970S AND SPECIALIZES IN PASSIVE PORTFOLIO MANAGEMENT TECHNIQUES. IT HAS MANAGED THE FUND SINCE INCEPTION.


THE FUND HAS OBTAINED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT THE FUND, PURSUANT TO APPROVAL BY THE BOARD OF DIRECTORS, TO ENTER INTO AND MATERIALLY AMEND CONTRACTS WITH THE FUND'S SUBADVISORS WITHOUT SHAREHOLDER APPROVAL. SEE "INVESTMENT ADVISOR AND SUBADVISOR" IN THE SAI FOR FURTHER DETAILS.

ADVISORY  FEES
THE FUND'S ADVISORY AGREEMENT PROVIDES FOR THE FUND TO PAY CAMCO A FEE OF 0.225% OF THE FUND'S AVERAGE DAILY NET ASSETS.

HOW  TO  OPEN  AN  ACCOUNT

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT.  BE SURE TO SPECIFY CLASS
I. ALL PURCHASES MUST BE MADE BY BANKWIRE IN U.S. DOLLARS. FOR MORE INFORMATION AND WIRE INSTRUCTIONS, CALL CALVERT GROUP AT 800-327-2109.

MINIMUM  TO  OPEN  AN  ACCOUNT  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS, EXCEPT THAT SECURITIES MATURING WITHIN 60 DAYS ARE VALUED AT AMORTIZED COST. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERAN'S DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE MADE DUE TO THE CLOSURE OF THE BANKING SYSTEM.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

OTHER  CALVERT  GROUP  FEATURES

FOR  24  HOUR  PERFORMANCE  AND  ACCOUNT  INFORMATION
VISIT  WWW.CALVERT.COM

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES AND WIRE FUNDS BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS AND ESTABLISHED BANK INSTRUCTIONS ON YOUR ACCOUNT, WHEN OPENED OR AT A LATER DATE BY A SIGNATURE-GUARANTEED LETTER. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU INSTRUCT US OTHERWISE IN WRITING.

WHILE TELEPHONE REDEMPTION IS EASY AND CONVENIENT, THIS ACCOUNT FEATURE INVOLVES A RISK OF LOSS FROM UNAUTHORIZED OR FRAUDULENT TRANSACTIONS. CALVERT WILL TAKE REASONABLE PRECAUTIONS TO PROTECT YOUR ACCOUNT FROM FRAUD. YOU SHOULD DO THE SAME BY KEEPING YOUR ACCOUNT INFORMATION PRIVATE AND IMMEDIATELY REVIEWING ANY CONFIRMATIONS OR ACCOUNT STATEMENTS THAT WE SEND TO YOU. MAKE SURE TO CONTACT CALVERT IMMEDIATELY ABOUT ANY TRANSACTION YOU BELIEVE TO BE UNAUTHORIZED.

WE RESERVE THE RIGHT TO REFUSE A TELEPHONE REDEMPTION IF THE CALLER IS UNABLE TO
PROVIDE:
-  THE  ACCOUNT  NUMBER.
-  THE  NAME  AND  ADDRESS  EXACTLY  AS  REGISTERED  ON  THE  ACCOUNT.
- THE PRIMARY SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER AS REGISTERED ON THE ACCOUNT.

PLEASE NOTE THAT CALVERT WILL NOT BE RESPONSIBLE FOR ANY ACCOUNT LOSSES DUE TO TELEPHONE FRAUD, SO LONG AS WE HAVE TAKEN REASONABLE STEPS TO VERIFY THE CALLER'S IDENTITY. IF YOU WISH TO REMOVE THE TELEPHONE REDEMPTION FEATURE FROM YOUR ACCOUNT, PLEASE NOTIFY US IN WRITING.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR BROKER OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.
BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

SHARES  MAY  ONLY  BE  EXCHANGED  FOR  CLASS  I  SHARES OF ANOTHER CALVERT FUND.

BANK HOLIDAYS: ON ANY DAY CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY) EXCHANGE REQUESTS INTO OR OUT OF A MONEY MARKET FUND WILL BE PRICED AT THE NEXT-DETERMINED NAV, BUT WILL NOT RECEIVE ANY DIVIDEND IN THE MONEY MARKET FUND UNTIL THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR FUND ACCOUNTS OF AT LEAST $1,000,000 PER FUND. IF DUE TO REDEMPTIONS, THE ACCOUNT FALLS BELOW THE MINIMUM, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL BE GIVEN A NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM AND WILL BE CLOSED, OR MOVED TO CLASS A (AT NAV) AFTER 30 DAYS IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME ANNUALLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV, UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID TO YOU BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN THE CAME SHARE CLASS OF ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS
LONG-TERM  CAPITAL  GAINS,  REGARDLESS  OF  HOW  LONG  YOU  HAVE  OWNED  SHARES.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED BY THE TRANSFER AGENT IN GOOD ORDER (SEE BELOW). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

REQUEST  IN  "GOOD  ORDER"
ALL REDEMPTION REQUESTS MUST BE RECEIVED BY THE TRANSFER AGENT IN "GOOD ORDER." THIS MEANS THAT YOUR REQUEST MUST INCLUDE:

-  THE  FUND  NAME  AND  ACCOUNT  NUMBER
-  THE  AMOUNT  OF  THE  TRANSACTION  (IN  DOLLARS  OR  SHARES).
- SIGNATURES OF ALL OWNERS EXACTLY AS REGISTERED ON THE ACCOUNT (FOR MAIL REQUESTS).
-  SIGNATURE  GUARANTEES  (IF  REQUIRED).*
-  ANY  SUPPORTING  LEGAL  DOCUMENTATION  THAT  MAY  BE  REQUIRED.
-  ANY  OUTSTANDING  CERTIFICATES  REPRESENTING  SHARES  TO  BE  REDEEMED.

*FOR INSTANCE, A SIGNATURE GUARANTEE MUST BE PROVIDED BY ALL REGISTERED ACCOUNT SHAREHOLDERS WHEN REDEMPTION PROCEEDS ARE SENT TO A DIFFERENT PERSON OR ADDRESS. A SIGNATURE GUARANTEE CAN BE OBTAINED FROM MOST COMMERCIAL AND SAVINGS BANKS, CREDIT UNIONS, TRUST COMPANIES, OR MEMBER FIRMS OF A U.S. STOCK EXCHANGE.

TRANSACTIONS ARE PROCESSED AT THE NEXT DETERMINED SHARE PRICE AFTER THE TRANSFER AGENT HAS RECEIVED ALL REQUIRED INFORMATION.


FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE  -  CALL  800-368-2745
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY WIRED TO AN ADDRESS OR BANK YOU HAVE PREVIOUSLY AUTHORIZED. SEE "OTHER CALVERT GROUP FEATURES - TELEPHONE TRANSACTIONS." CLASS I REDEMPTIONS MUST BE MADE BY WIRE. IF YOU WANT THE MONEY TO BE WIRED TO A BANK NOT PREVIOUSLY AUTHORIZED, THEN A
VOIDED BANK CHECK MUST BE PROVIDED. TO ADD INSTRUCTIONS TO WIRE TO A DESTINATION NOT PREVIOUSLY ESTABLISHED, OR IF YOU WOULD LIKE FUNDS SENT TO A DIFFERENT ADDRESS OR ANOTHER PERSON, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

TO  OPEN  AN  INSTITUTIONAL  (CLASS  I)  ACCOUNT:
800-327-2109


PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM


SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-327-2109


TDD  FOR  HEARING-IMPAIRED:
800-541-1524


CALVERT  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814


REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105


CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM


PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:



CALVERT  GROUP
4550  MONTGOMERY  AVE,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-327-2109

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION.
YOU  CAN  GET  TEXT-ONLY  COPIES:

FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102. TELEPHONE: 202-942-8090.

FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT
WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:
NO.811-  09877  (CALVERT  SOCIAL  INDEX  SERIES,  INC.)

                        CALVERT  SOCIAL  INDEX  SERIES,  INC.

                            CALVERT  SOCIAL  INDEX  FUND
                4550  MONTGOMERY  AVENUE,  BETHESDA,  MARYLAND  20814


                       STATEMENT  OF  ADDITIONAL  INFORMATION
                               _____________,  2000


     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:        (301)  951-4850     IMPAIRED:     (800)  541-1524


     THIS SAI IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE SAI IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED ________, 2000. THE PROSPECTUS MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.



                                TABLE  OF  CONTENTS

     INVESTMENT  POLICIES  AND  RISKS                   2
     INVESTMENT  RESTRICTIONS                           5
     DIVIDENDS,  DISTRIBUTIONS  AND  TAXES              6
     NET  ASSET  VALUE                                  6
     CALCULATION  OF  TOTAL  RETURN                     7
     PURCHASE  AND  REDEMPTION  OF  SHARES              7
     ADVERTISING                                        7
     DIRECTORS  AND  OFFICERS                           8
     INVESTMENT  ADVISOR  AND  SUBADVISOR              10
     ADMINISTRATIVE  SERVICES  AGENT                   11
     METHOD  OF  DISTRIBUTION                          11
     TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS     12
     PORTFOLIO  TRANSACTIONS                           12
     PERSONAL  SECURITIES  TRANSACTIONS                13
     INDEPENDENT  ACCOUNTANT  AND  CUSTODIANS          13
     FINANCIAL  STATEMENTS                             13
     GENERAL  INFORMATION                              13
     APPENDIX                                          14

                          INVESTMENT  POLICIES  AND  RISKS
                          -----------------------------
FOREIGN  SECURITIES
     INVESTMENTS IN FOREIGN SECURITIES MAY PRESENT RISKS NOT TYPICALLY INVOLVED IN DOMESTIC INVESTMENTS. THE FUND MAY PURCHASE FOREIGN SECURITIES ONLY TO THE EXTENT THEY MAY BE IN THE CALVERT SOCIAL INDEX. THE INDEX WILL NOT HAVE ANY FOREIGN STOCKS IN IT, UNLESS THEY ARE LISTED ONLY ON A U.S. EXCHANGE. THUS, THERE WILL BE NO FOREIGN CUSTODY, OR CURRENCY INVOLVED. HOWEVER, BECAUSE THE ISSUER IS LOCATED OUTSIDE THE U.S., SUCH SECURITIES WILL STILL BE SUBJECT TO POLITICAL AND ECONOMIC RISKS OF THE COUNTRY WHERE THE ISSUERS ARE LOCATED.



TEMPORARY  DEFENSIVE  POSITIONS
     FOR TEMPORARY DEFENSIVE PURPOSES, THE FUND MAY INVEST IN CASH OR CASH EQUIVALENTS. CASH EQUIVALENTS INCLUDE INSTRUMENTS SUCH AS, BUT NOT LIMITED TO, U.S. GOVERNMENT AND AGENCY OBLIGATIONS, CERTIFICATES OF DEPOSIT, BANKER'S
ACCEPTANCES, TIME DEPOSITS, COMMERCIAL PAPER, SHORT-TERM CORPORATE DEBT SECURITIES, AND REPURCHASE AGREEMENTS. THE FUND MAY INVEST IN MONEY MARKET INSTRUMENTS OF BANKS, WHETHER FOREIGN OR DOMESTIC, INCLUDING OBLIGATIONS OF US BRANCHES OF FOREIGN BANKS ("YANKEE" INSTRUMENTS) AND OBLIGATIONS OF FOREIGN
BRANCHES OF US BANKS ("EURODOLLAR" INSTRUMENTS). ALL SUCH INSTRUMENTS MUST BE HIGH-QUALITY, US DOLLAR-DENOMINATED OBLIGATIONS. ALTHOUGH NOT SUBJECT TO FOREIGN CURRENCY RISK SINCE THEY ARE US DOLLAR-DENOMINATED, INVESTMENTS IN FOREIGN MONEY MARKET INSTRUMENTS MAY INVOLVE RISKS THAT ARE DIFFERENT THAN INVESTMENTS IN SECURITIES OF US ISSUERS. SEE "FOREIGN SECURITIES" ABOVE. THE FUND'S INVESTMENTS IN TEMPORARY DEFENSIVE POSITIONS ARE GENERALLY NOT FDIC INSURED,
EVEN  THOUGH  A  BANK  MAY  BE  THE  ISSUER.



TRACKING  THE  INDEX
     THE PROCESS USED BY THE FUND TO ATTEMPT TO TRACK THE INDEX RELIES ON ASSESSING THE DIFFERENCE BETWEEN THE FUND'S EXPOSURE TO FACTORS WHICH INFLUENCE RETURNS AND THE INDEX'S EXPOSURE TO THOSE SAME FACTORS. THE COMBINED VARIABILITY OF THESE FACTORS AND THE CORRELATION BETWEEN FACTORS ARE USED TO ESTIMATE THE RISK IN THE FUND. THE EXTENT TO WHICH THE TOTAL RISK CHARACTERISTICS OF THE FUND VARY FROM THAT OF THE INDEX IS ACTIVE RISK OR TRACKING ERROR.
THE FUND'S ABILITY TO TRACK THE INDEX WILL BE MONITORED BY ANALYZING RETURNS TO ENSURE THAT THE RETURNS ARE REASONABLY CONSISTENT WITH INDEX RETURNS. BY REGRESSING FUND RETURNS AGAINST INDEX RETURNS, THE ADVISOR CAN CALCULATE THE GOODNESS OF FIT, AS MEASURED BY THE COEFFICIENT OF DETERMINATION OR R -SQUARED. VALUES IN EXCESS OF 90% INDICATE A VERY HIGH DEGREE OF CORRELATION BETWEEN THE FUND AND THE INDEX. THE FUND WILL ALSO BE MONITORED TO ENSURE THOSE GENERAL CHARACTERISTICS, SUCH AS SECTOR EXPOSURES, CAPITALIZATION AND VALUATION CRITERIA, ARE RELATIVELY CONSISTENT OVER TIME.
     ANY DEVIATIONS OF REALIZED RETURNS FROM THE INDEX WHICH ARE IN EXCESS OF THOSE EXPECTED WILL BE ANALYZED FOR SOURCES OF VARIANCE. THE FUND'S PORTFOLIO WILL BE INVESTED IN A MANNER TO CLOSELY TRACK THE INDEX. TO THE EXTENT THAT THE FUND HAS INVESTMENTS IN THE SPECIAL EQUITIES PORTFOLIO AND/OR THE HIGH SOCIAL IMPACT PORTFOLIO, THE FUND MAY BE LESS ABLE TO CLOSELY TRACK THE INDEX THAN IF IT WERE INVESTED ONLY IN THE MANNER OF THE INDEX. BOTH OF THESE PORTFOLIOS ARE OF LIMITED SIZE (NOT MORE THAN 1% OF FUND NET ASSETS, AND NO INVESTMENT PRIOR TO THE FUND REACHING $50,000,000 IN NET ASSETS) SO THAT THE TRACKING ERROR INDUCED BY SUCH INVESTMENTS WOULD BE LIMITED.



SMALL  CAP  ISSUERS
     THE SECURITIES OF SMALL CAP ISSUERS MAY BE LESS ACTIVELY TRADED THAN THE SECURITIES OF LARGER ISSUERS, MAY TRADE IN A MORE LIMITED VOLUME, AND MAY CHANGE IN VALUE MORE ABRUPTLY THAN SECURITIES OF LARGER COMPANIES.
     INFORMATION CONCERNING THESE SECURITIES MAY NOT BE READILY AVAILABLE SO THAT THE COMPANIES MAY BE LESS ACTIVELY FOLLOWED BY STOCK ANALYSTS. SMALL-CAP ISSUERS DO NOT USUALLY PARTICIPATE IN MARKET RALLIES TO THE SAME EXTENT AS MORE WIDELY-KNOWN SECURITIES, AND THEY TEND TO HAVE A RELATIVELY HIGHER PERCENTAGE OF INSIDER OWNERSHIP.
     INVESTING IN SMALLER, NEW ISSUERS GENERALLY INVOLVES GREATER RISK THAN INVESTING IN LARGER, ESTABLISHED ISSUERS. SMALL CAP ISSUERS MAY HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY LACK MANAGEMENT DEPTH. THE SECURITIES IN SUCH COMPANIES MAY ALSO HAVE LIMITED MARKETABILITY AND MAY BE SUBJECT TO MORE ABRUPT OR ERRATIC MARKET MOVEMENTS THAN SECURITIES OF LARGER, MORE ESTABLISHED COMPANIES OR THE MARKET AVERAGES IN GENERAL.



REPURCHASE  AGREEMENTS
     THE FUND MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE
UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. THE FUND MAY HAVE A DECREASED RETURN IN A REPURCHASE AGREEMENT IF THE REPURCHASE RATE IS LESS THAN THE RETURN THE FUND MIGHT HAVE RECEIVED IF IT BOUGHT THE INSTRUMENT DIRECTLY, ALTHOUGH ANY CASH POSITION INVESTED IN A REPURCHASE AGREEMENT WILL NOT BE EXPOSED TO MARKET AND INTEREST RATE RISK THAT THE DIRECT INVESTMENT WOULD HAVE HAD. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.



REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS PORTFOLIO SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE
OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE FUNDS WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, US GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF DIRECTORS. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.



HIGH  SOCIAL  IMPACT  INVESTMENTS
     THE FUND WILL NOT PURCHASE DEBT SECURITIES OTHER THAN HIGH SOCIAL IMPACT INVESTMENTS (OR MONEY MARKET INSTRUMENTS). THE HIGH SOCIAL IMPACT INVESTMENTS PROGRAM TARGETS A PERCENTAGE OF THE FUND'S ASSETS TO DIRECTLY SUPPORT THE GROWTH OF COMMUNITY-BASED ORGANIZATIONS FOR THE PURPOSES OF PROMOTING BUSINESS CREATION, HOUSING DEVELOPMENT AND ECONOMIC AND SOCIAL DEVELOPMENT OF URBAN AND RURAL COMMUNITIES. THESE SECURITIES ARE UNRATED - THEY ARE EXPECTED TO BE THE EQUIVALENT OF NON-INVESTMENT GRADE DEBT SECURITIES - THAT IS, LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY
MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THE ANNUAL RETURN ON HIGH SOCIAL IMPACT INVESTMENTS IS BETWEEN 0% AND 4%. THUS, RATHER THAN EARNING A HIGHER RATE, AS WOULD BE EXPECTED, TO COMPENSATE FOR HIGHER THE RISK (I.E., LOWER CREDIT QUALITY), THEY EARN A RATE OF RETURN THAT IS LOWER THAN THE RATE CURRENTLY EARNED BY HIGH QUALITY U.S. TREASURY SECURITIES. THERE IS NO SECONDARY MARKET FOR THESE SECURITIES.
     THE FUND EXPECTS TO PURCHASE ALL OF ITS HIGH SOCIAL IMPACT INVESTMENTS IN NOTES ISSUED BY THE CALVERT SOCIAL INVESTMENT FOUNDATION, A NON-PROFIT ORGANIZATION, LEGALLY DISTINCT FROM CALVERT GROUP, ORGANIZED AS A CHARITABLE AND EDUCATIONAL FOUNDATION FOR THE PURPOSE OF INCREASING PUBLIC AWARENESS AND KNOWLEDGE OF THE CONCEPT OF SOCIALLY RESPONSIBLE INVESTING. THE FOUNDATION PREPARES ITS OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE COMMUNITY DEVELOPMENT ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR. THE FOUNDATION MAINTAINS A CERTAIN REQUIRED LEVEL OF CAPITAL UPON WHICH THE FUND COULD RELY IF A NOTE WERE EVER TO DEFAULT.



FUTURES  TRANSACTIONS
     THE FUND CAN USE FINANCIAL FUTURES TO INCREASE OR DECREASE ITS EXPOSURE TO CHANGING SECURITY PRICES. FUTURES CONTRACTS WILL BE USED ONLY FOR THE LIMITED PURPOSE OF HEDGING THE FUND'S CASH POSITION; A FUTURES CONTRACT MAY BE PURCHASED IF THE FUND HAS EXCESS CASH, UNTIL THE FUND CAN GET IN INVESTED IN STOCKS REPLICATING THE INDEX. SIMILARLY, IF THE FUND SHOULD RECEIVE A LARGE REDEMPTION REQUEST, IT COULD SELL A FUTURES CONTRACT TO LESSEN THE EXPOSURE TO THE MARKET.
     THE FUND CAN USE THESE PRACTICES ONLY TO FOR HEDGING PURPOSES AND NOT FOR SPECULATION OR LEVERAGE. IF THE ADVISOR AND/OR SUBADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A FUND'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A FUND AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED.
     A FUTURES CONTRACT IS AN AGREEMENT BETWEEN TWO PARTIES TO BUY AND SELL A SECURITY ON A FUTURE DATE WHICH HAS THE EFFECT OF ESTABLISHING THE CURRENT PRICE FOR THE SECURITY. ALTHOUGH FUTURES CONTRACTS BY THEIR TERMS REQUIRE ACTUAL DELIVERY AND ACCEPTANCE OF SECURITIES, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE SETTLEMENT DATE WITHOUT THE MAKING OR TAKING OF DELIVERY OF SECURITIES. UPON BUYING OR SELLING A FUTURES CONTRACT, THE FUND DEPOSITS INITIAL MARGIN WITH ITS CUSTODIAN, AND THEREAFTER DAILY PAYMENTS OF MAINTENANCE MARGIN ARE MADE TO AND FROM THE EXECUTING BROKER. PAYMENTS OF MAINTENANCE MARGIN REFLECT CHANGES IN THE VALUE OF THE FUTURES CONTRACT, WITH THE FUND BEING OBLIGATED TO MAKE SUCH PAYMENTS IF ITS FUTURES POSITION BECOMES LESS VALUABLE AND ENTITLED TO RECEIVE SUCH PAYMENTS IF ITS POSITIONS BECOME MORE VALUABLE.
     FUTURES CONTRACTS ARE DESIGNED BY BOARDS OF TRADE WHICH ARE DESIGNATED "CONTRACTS MARKETS" BY THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"). AS SERIES OF A REGISTERED INVESTMENT COMPANY, THE FUND IS ELIGIBLE FOR EXCLUSION FROM THE CFTC'S DEFINITION OF "COMMODITY POOL OPERATOR," MEANING THAT THE FUND MAY INVEST IN FUTURES CONTRACTS UNDER SPECIFIED CONDITIONS WITHOUT REGISTERING WITH THE CFTC. FUTURES CONTRACTS TRADE ON CONTRACTS MARKETS IN A MANNER THAT IS SIMILAR TO THE WAY A STOCK TRADES ON A STOCK EXCHANGE AND THE BOARDS OF TRADE, THROUGH THEIR CLEARING CORPORATIONS, GUARANTEE PERFORMANCE OF THE CONTRACTS.
      IF THE FUND HAS SOLD FUTURES TO HEDGE AGAINST DECLINE IN THE MARKET AND THE MARKET LATER ADVANCES, THE FUND MAY SUFFER A LOSS ON THE FUTURES CONTRACTS WHICH IT WOULD NOT HAVE EXPERIENCED IF IT HAD NOT HEDGED. CORRELATION IS ALSO IMPERFECT BETWEEN MOVEMENTS IN THE PRICES OF FUTURES CONTRACTS AND MOVEMENTS IN PRICES OF THE SECURITIES WHICH ARE THE SUBJECT OF THE HEDGE. THUS THE PRICE OF THE FUTURES CONTRACT MAY MOVE MORE THAN OR LESS THAN THE PRICE OF THE SECURITIES BEING HEDGED.
     THE FUND CAN CLOSE OUT FUTURES POSITIONS ONLY ON AN EXCHANGE OR BOARD OF TRADE WHICH PROVIDES A SECONDARY MARKET IN SUCH FUTURES. ALTHOUGH THE FUND INTEND TO PURCHASE OR SELL ONLY SUCH FUTURES FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR FUTURES CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE FUND FROM CLOSING A FUTURES POSITION, WHICH COULD REQUIRE THE FUND TO MAKE DAILY CASH PAYMENTS WITH RESPECT TO ITS POSITION IN THE EVENT OF ADVERSE PRICE MOVEMENTS.



LENDING  PORTFOLIO  SECURITIES
     THE  FUND  MAY  LEND  ITS  SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK
EXCHANGE  AND  COMMERCIAL  BANKS  WITH  ASSETS  OF  ONE BILLION DOLLARS OR MORE,
PROVIDED THE VALUE OF THE SECURITIES LOANED WILL NOT EXCEED 33 1/3% OF ASSETS. ANY SUCH LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS US TREASURY BILLS. THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE FUND MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE FUND WILL EXERCISE ITS RIGHT TO TERMINATE A SECURITIES LOAN IN ORDER TO PRESERVE ITS RIGHT TO VOTE UPON MATTERS OF IMPORTANCE AFFECTING HOLDERS OF THE SECURITIES, INCLUDING SOCIAL RESPONSIBILITY MATTERS.
     THE ADVANTAGE OF SUCH LOANS IS THAT THE FUND CONTINUES TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR EQUIVALENT
COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.
     SECURITIES LOANS ARE USUALLY MADE TO BROKER-DEALERS AND OTHER FINANCIAL INSTITUTIONS TO FACILITATE THEIR DELIVERY OF SUCH SECURITIES. AS WITH ANY EXTENSION OF CREDIT, THERE MAY BE RISKS OF DELAY IN RECOVERY AND POSSIBLY LOSS OF RIGHTS IN THE LOANED SECURITIES SHOULD THE BORROWER OF THE LOANED SECURITIES FAIL FINANCIALLY. HOWEVER, THE FUND WILL MAKE LOANS OF ITS SECURITIES ONLY TO THOSE FIRMS THE ADVISOR OR SUBADVISOR DEEMS CREDITWORTHY AND ONLY ON TERMS THE ADVISOR BELIEVES SHOULD COMPENSATE FOR SUCH RISK. ON TERMINATION OF THE LOAN, THE BORROWER IS OBLIGATED TO RETURN THE SECURITIES TO THE FUND. THE FUND WILL RECOGNIZE ANY GAIN OR LOSS IN THE MARKET VALUE OF THE SECURITIES DURING THE LOAN PERIOD. THE FUND MAY PAY REASONABLE CUSTODIAL FEES IN CONNECTION WITH THE LOAN.


                             INVESTMENT  RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND.
THE  FUND  MAY  NOT:

(1) MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE US GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY.)
(3) ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF THE FUND'S TOTAL ASSETS AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE FUND MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING
(5) INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH THE FUND MAY INVEST IN FINANCIAL FUTURES, AND IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR PORTFOLIO SECURITIES LENDING. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

UNDER CURRENT LAW, A DIVERSIFIED INVESTMENT COMPANY, WITH RESPECT TO 75% OF ITS ASSETS, CAN INVEST NO MORE THAN 5% OF ITS ASSETS IN THE SECURITIES OF ANY ONE
ISSUER, AND MAY NOT ACQUIRE MORE THAN 10% OF THE VOTING SECURITIES OF ANY ISSUER. UNDER CURRENT LAW, "CONCENTRATE" MEANS THE FUND CANNOT INVEST 25% OR MORE IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY ONE INDUSTRY. UNDER CURRENT LAW THE FUND MAY UNDERWRITE SECURITIES ONLY IN COMPLIANCE WITH THE CONDITIONS OF SECTION 10(F) OF THE INVESTMENT COMPANY ACT AND THE RULES THEREUNDER.



NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

THE  FUND  MAY  NOT:
(1) PURCHASE THE OBLIGATIONS OF FOREIGN ISSUERS, IF AS A RESULT, FOREIGN SECURITIES WOULD EXCEED 5% OF THE VALUE OF THE FUND'S NET ASSETS.
(2) PURCHASE ILLIQUID SECURITIES IF MORE THAN 15% OF THE VALUE OF THE FUND'S NET ASSETS WOULD BE INVESTED IN SUCH SECURITIES.
(3) PURCHASE DEBT SECURITIES (OTHER THAN MONEY MARKET INSTRUMENTS OR HIGH SOCIAL IMPACT INVESTMENTS).
(4) ENTER INTO A FUTURES CONTRACT OR AN OPTION ON A FUTURES CONTRACT IF THE AGGREGATE INITIAL MARGINS AND PREMIUMS REQUIRED TO ESTABLISH THESE POSITIONS WOULD EXCEED 5% OF THE FUND'S NET ASSETS.
(5)  PURCHASE  PUT  OR  CALL  OPTIONS.
(6) ENTER INTO REVERSE REPURCHASE AGREEMENTS IF THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS PERMITTED BY THE 1940 ACT, WOULD EXCEED 33 1/3% OF THE FUND'S TOTAL ASSETS. THE FUND DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF ITS TOTAL ASSETS.
(7) PURCHASE SECURITIES THAT ARE NOT IN THE CALVERT SOCIAL INDEX IF, AS A RESULT, SUCH SECURITIES WOULD
     EXCEED  5%  OF  THE  VALUE  OF  THE  FUND'S  NET  ASSETS.


     ANY INVESTMENT RESTRICTION WHICH INVOLVES A MAXIMUM PERCENTAGE OF SECURITIES OR ASSETS SHALL NOT BE CONSIDERED TO BE VIOLATED UNLESS AN EXCESS OVER THE APPLICABLE PERCENTAGE OCCURS IMMEDIATELY AFTER AN ACQUISITION OF SECURITIES OR UTILIZATION OF ASSETS AND RESULTS THEREFROM.

                       DIVIDENDS,  DISTRIBUTIONS,  AND  TAXES
                       -----------------------------------

     THE FUND INTENDS TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON THE FUND SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL, RATHER THAN PASSING THROUGH ITS INCOME AND GAINS TO SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED.
     GENERALLY, DIVIDENDS (INCLUDING SHORT-TERM CAPITAL GAINS) AND DISTRIBUTIONS ARE TAXABLE TO THE SHAREHOLDER IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY REPORTABLE DIVIDENDS AND LONG-TERM CAPITAL GAIN DISTRIBUTIONS PAID AND 31% REPORTABLE OF EACH REDEMPTION TRANSACTION IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE FUND IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO EACH REDEMPTION TRANSACTION OCCURRING IN THE FUND:(A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE FUND'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS, CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTIONS 1441 OR 1442 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING
SHOULD  CALL  OR  WRITE  THE  FUND  FOR  FURTHER  INFORMATION.
     MANY STATES DO NOT TAX THE PORTION OF THE FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON U.S. GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM U.S. GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     DIVIDENDS PAID BY THE FUND MAY BE ELIGIBLE FOR THE DIVIDENDS RECEIVED DEDUCTION AVAILABLE TO CORPORATE TAXPAYERS. CORPORATE TAXPAYERS REQUIRING THIS INFORMATION MAY CONTACT CALVERT.

                                 NET  ASSET  VALUE
                                 ---------------

     THE PUBLIC OFFERING PRICE OF THE SHARES OF THE FUND IS THE RESPECTIVE NET ASSET VALUE PER SHARE (PLUS, FOR CLASS A SHARES, THE APPLICABLE SALES CHARGE). THE NET ASSET VALUE FLUCTUATES BASED ON THE RESPECTIVE VALUE OF THE FUND'S INVESTMENTS. THE NET ASSET VALUE PER SHARE FOR EACH CLASS IS DETERMINED EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (NORMALLY 4:00 P.M. EASTERN TIME) AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL
HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY. THE FUND'S NET ASSET VALUE PER SHARE IS DETERMINED BY DIVIDING TOTAL NET ASSETS (THE VALUE OF ITS ASSETS NET OF LIABILITIES, INCLUDING ACCRUED EXPENSES AND FEES) BY THE NUMBER OF SHARES OUTSTANDING FOR THAT CLASS.
     THE ASSETS OF THE FUND ARE VALUED AS FOLLOWS: (A) SECURITIES FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ARE VALUED AT THE MOST RECENT CLOSING PRICE, MEAN BETWEEN BID AND ASKED PRICE, OR YIELD EQUIVALENT AS OBTAINED FROM ONE OR MORE MARKET MAKERS FOR SUCH SECURITIES; (B) SECURITIES MATURING WITHIN 60 DAYS MAY BE VALUED AT COST, PLUS OR MINUS ANY AMORTIZED DISCOUNT OR PREMIUM, UNLESS THE BOARD OF DIRECTORS DETERMINES SUCH METHOD NOT TO BE APPROPRIATE UNDER THE CIRCUMSTANCES; AND (C) ALL OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE WILL BE FAIRLY VALUED BY THE ADVISOR IN GOOD FAITH UNDER THE SUPERVISION OF THE BOARD OF DIRECTORS.



                           CALCULATION  OF  TOTAL  RETURN
                           ---------------------------


     THE FUND MAY ADVERTISE "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN DIFFERS FROM YIELD IN THAT YIELD FIGURES MEASURE ONLY THE INCOME COMPONENT OF THE FUND'S INVESTMENTS, WHILE TOTAL RETURN INCLUDES NOT ONLY THE EFFECT OF INCOME DIVIDENDS BUT ALSO ANY CHANGE IN NET ASSET VALUE, OR PRINCIPAL AMOUNT, DURING THE STATED PERIOD. TOTAL RETURN IS
COMPUTED  PER  CLASS  BY  TAKING  THE  TOTAL  NUMBER  OF  SHARES  PURCHASED BY A
HYPOTHETICAL $1,000 INVESTMENT AFTER DEDUCTING ANY APPLICABLE SALES CHARGE, ADDING ALL ADDITIONAL SHARES PURCHASED WITHIN THE PERIOD WITH REINVESTED DIVIDENDS AND DISTRIBUTIONS, CALCULATING THE VALUE OF THOSE SHARES AT THE END OF THE PERIOD, AND DIVIDING THE RESULT BY THE INITIAL $1,000 INVESTMENT. FOR PERIODS OF MORE THAN ONE YEAR, THE CUMULATIVE TOTAL RETURN IS THEN ADJUSTED FOR THE NUMBER OF YEARS, TAKING COMPOUNDING INTO ACCOUNT, TO CALCULATE AVERAGE ANNUAL TOTAL RETURN DURING THAT PERIOD.
     TOTAL  RETURN  IS  COMPUTED  ACCORDING  TO  THE  FOLLOWING  FORMULA:

                                 P(1  +  T)N  =  ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE PERIOD.
     TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE ("RETURN WITH MAXIMUM LOAD"), EXCEPT QUOTATIONS OF RETURN "WITHOUT MAXIMUM LOAD," OR "AT NAV" (OR "WITHOUT CDSC") WHICH DO NOT DEDUCT SALES CHARGE. THUS, IN THE FORMULA ABOVE, FOR RETURN WITHOUT MAXIMUM LOAD, P = THE ENTIRE $1,000 HYPOTHETICAL INITIAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGE; FOR RETURN WITH MAXIMUM LOAD, P = A HYPOTHETICAL INITIAL INVESTMENT OF $1,000 LESS ANY SALES CHARGE ACTUALLY IMPOSED AT THE BEGINNING OF THE PERIOD FOR WHICH THE PERFORMANCE IS BEING CALCULATED. CLASS I SHARES DO NOT HAVE A SALES CHARGE.

                        PURCHASE  AND  REDEMPTION  OF  SHARES
                        ---------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. IF SHARE CERTIFICATES HAVE BEEN ISSUED, THEN THE CERTIFICATE MUST BE DELIVERED TO THE FUND'S TRANSFER AGENT WITH ANY REDEMPTION REQUEST. THIS COULD RESULT IN DELAYS. IF THE CERTIFICATES HAVE BEEN LOST, THE SHAREHOLDER WILL HAVE TO PAY TO POST AN INDEMNITY BOND IN CASE THE ORIGINAL CERTIFICATES ARE LATER PRESENTED BY ANOTHER PERSON. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES.
     THE FUND HAS FILED A NOTICE OF ELECTION UNDER RULE 18F-1 WITH THE COMMISSION. THE NOTICE STATES THAT THE FUND MAY HONOR REDEMPTIONS THAT, DURING ANY 90-DAY PERIOD, EXCEED $250,000 OR 1% OF THE NEST ASSETS VALUE OF THE FUND, WHICHEVER IS LESS, BY REDEMPTIONS-IN-KIND (DISTRIBUTIONS OF A PRO RATA SHARE OF THE PORTFOLIO SECURITIES, RATHER THAN CASH.)
      SEE  THE  PROSPECTUS  FOR  MORE  DETAILS  ON  PURCHASES  AND  REDEMPTIONS.


                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST ITS HOLDINGS OR GIVE EXAMPLES OF SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE FUND, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, NELSON'S AND THE WALL STREET JOURNAL. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION, AND MAY PROVIDE BIOGRAPHICAL INFORMATION ON, OR QUOTE, PORTFOLIO MANAGERS OR FUND OFFICERS. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.

                             DIRECTORS  AND  OFFICERS
                             ----------------------
[/R]
     THE  FUND'S BOARD OF DIRECTORS SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS
ITS  CONTRACTS  WITH  COMPANIES  THAT  PROVIDE  IT  WITH  SERVICES.   BUSINESS
INFORMATION  IS  PROVIDED  BELOW  ABOUT  THE  FUND'S  DIRECTORS  AND  OFFICERS.
PRINCIPAL
                                                          OCCUPATION(S)  DURING
NAME,  ADDRESS  &  DATE OF BIRTH   POSITION WITH FUND        LAST 5 YEARS

REBECCA  ADAMSON                      DIRECTOR        PRESIDENT  OF  THE
DOB:  9/10/47                                         NATIONAL  NON-PROFIT,
FIRST  NATIONS  DEVELOPMENT  INSTITUTE                FIRST  NATIONS  FINANCIAL
ADDRESS:  11917  MAIN  STREET,                        PROJECT.
FREDERICKSBURG,  VA.  22408

RICHARD  L.  BAIRD                    DIRECTOR        EXECUTIVE  VICE  PRESIDENT
DOB:  5/9/48                                   OF  THE  FAMILY HEALTH COUNCIL, A
                                  FAMILY  HEALTH  COUNCIL NON-PROFIT CORPORATION
ADDRESS:  211  OVERLOOK  DRIVE        THAT  PROVIDES  FAMILY  PLANNING SERVICES,
PITTSBURGH,  PA.  15216                      NUTRITION,  MATERNAL/CHILD  HEALTH
                                        CARE,  AND  VARIOUS  HEALTH  SCREENING
                                        SERVICES.

JOY  V.  JONES,  ESQ.                   DIRECTOR    ATTORNEY  AND  ENTERTAINMENT
DOB:  7/2/50                                         MANAGER  IN  NEW YORK CITY.
ADDRESS:  175  WEST  12TH  STREET
NEW  YORK,  NEW  YORK  10011

*  BARBARA  J. KRUMSIEK            DIRECTOR   PRESIDENT, CHIEF EXECUTIVE OFFICER
DOB:  08/09/52                                 AND  VICE  CHAIRMAN  OF  CALVERT
                                               GROUP,  LTD.  PRIOR  TO  JOINING
                                                CALVERT  GROUP,  MS.  KRUMSIEK
                                         SERVED  AS  A  MANAGING  DIRECTOR  OF
                                           ALLIANCE  FUND  DISTRIBUTORS,  INC.

TERRENCE  J.  MOLLNER,  ED.D          DIRECTOR        FOUNDER,  CHAIRPERSON, AND
DOB:  12/13/44                                      PRESIDENT  OF  TRUSTEESHIP
ADDRESS:  15  EDWARDS  SQUARE                       INSTITUTE,  INC.,  A DIVERSE
NORTHAMPTON,  MASSACHUSETTS  01060.             FOUNDATION  KNOWN  PRINCIPALLY
                                          FOR  ITS  CONSULTATION TO CORPORATIONS
                                                   CONVERTING  TO  COOPERATIVE
                                                   EMPLOYEE-OWNERSHIP.

SYDNEY  AMARA  MORRIS          DIRECTOR           A  MINISTER  OF THE UNITARIAN-
DOB:  9/7/49.                                     UNIVERSALIST  FELLOWSHIP.
ADDRESS:  2915  WEST  12TH
VANCOUVER,  BRITISH  COLUMBIA,  CANADA  V6K2R2.

*  CHARLES  T. NASON,                  DIRECTOR    CHAIRMAN, PRESIDENT AND CHIEF
DOB:  4/22/46                                  EXECUTIVE  OFFICER  OF THE ACACIA
ADDRESS:  7315  WISCONSIN  AVENUE              GROUP,  A  WASHINGTON, D.C.-BASED
BETHESDA,  MARYLAND  20814                  FINANCIAL  SERVICES  ORGANIZATION,
                                               INCLUDING  ACACIA  MUTUAL  LIFE
                                              INSURANCE  COMPANY  AND  CALVERT
                                               GROUP,  LTD.

*  D.  WAYNE  SILBY                 DIRECTOR       PRESIDENT  OF  CALVERT SOCIAL
DOB:  7/20/48.                              INVESTMENT  FUND.  MR. SILBY IS ALSO
ADDRESS:  1715  18TH  STREET,  N.W.,                 EXECUTIVE CHAIRMAN OF GROUP
WASHINGTON,  D.C.  20009.                     SERVE,  INC.,  AN INTERNET COMPANY
                                              FOCUSED  ON  COMMUNITY  BUILDING
                                          COLLABORATIVE  TOOLS,  AND AN OFFICER,
                                        DIRECTOR  AND  SHAREHOLDER  OF  SILBY,
                                             GUFFEY  &  COMPANY,  INC.,  WHICH
                                              SERVES  AS  GENERAL  PARTNER  OF
                                            CALVERT  SOCIAL  VENTURE  PARTNERS
                                               ("CSVP").  CSVP  IS  A  VENTURE
                                        CAPITAL  FIRM  INVESTING  IN  SOCIALLY
                                                RESPONSIBLE  SMALL  COMPANIES.

RENO  J.  MARTINI     OFFICER             SENIOR  VICE  PRESIDENT  OF  CALVERT
DOB:  1/13/50                            GROUP,  LTD.,  SENIOR  VICE  PRESIDENT
                                           AND  CHIEF  INVESTMENT  OFFICER  OF
                                                    CALVERT  ASSET  MANAGEMENT
                                           COMPANY,  INC.,  AND  DIRECTOR  AND
                                                  PRESIDENT  OF  CALVERT-SLOAN
                                                             ADVISERS,  L.L.C.

RONALD  M.  WOLFSHEIMER,  CPA,       OFFICER     SENIOR VICE PRESIDENT AND CHIEF
DOB:  7/24/52                                           FINANCIAL  OFFICER  OF
                                                         CALVERT  GROUP,  LTD.

WILLIAM  M.  TARTIKOFF,  ESQ.   OFFICER      SENIOR  VICE  PRESIDENT, SECRETARY,
DOB:  8/12/47.                                 AND  GENERAL  COUNSEL  OF CALVERT
                                               GROUP,  LTD.

SUSAN  WALKER  BENDER, ESQ.          OFFICER        ASSOCIATE GENERAL COUNSEL OF
DOB:  1/29/59.                                    CALVERT  GROUP,  LTD.

IVY  WAFFORD  DUKE,  ESQ.          OFFICER          ASSOCIATE GENERAL COUNSEL OF
DOB:  09/07/68                                 CALVERT  GROUP, LTD. MS. DUKE WAS
                                            AN  ASSOCIATE  IN  THE  INVESTMENT
                                                    MANAGEMENT  GROUP  OF  THE
                                            BUSINESS  AND  FINANCE  DEPARTMENT
                                                AT  DRINKER  BIDDLE  &  REATH.

VICTOR  FRYE,  ESQ.       OFFICER               COUNSEL  AND  COMPLIANCE OFFICER
DOB:  10/15/58                                 OF  CALVERT  GROUP, LTD. PRIOR TO
                                             WORKING  AT  CALVERT  GROUP,  MR.
                                          FRYE  WAS  COUNSEL  AND  MANAGER  OF
                                               THE  COMPLIANCE  DEPARTMENT  AT
                                               THE  ADVISORS  GROUP.

JENNIFER  STREAKS,  ESQ.         OFFICER           ASSISTANT  GENERAL COUNSEL OF
DOB:  08/02/71                                 CALVERT  GROUP,  LTD.  PRIOR  TO
                                             WORKING  AT  CALVERT  GROUP,  MS.
                                              STREAKS  WAS  A REGULATORY ANALYST
                                                      IN  THE  MARKET REGULATION
                                                 DEPARTMENT  OF  THE  NATIONAL
                                         ASSOCIATION  OF  SECURITIES  DEALERS.

MICHAEL  V.  YUHAS  JR.,  CPA     OFFFICER     DIRECTOR  OF  FUND ADMINISTRATION
DOB:  08/04/61                                       OF  CALVERT  GROUP,  LTD.


     EACH OF THE OFFICERS IS ALSO AN OFFICER OF CALVERT-SLOAN ADVISERS, L.L.C., EACH OF THE SUBSIDIARIES OF CALVERT GROUP, LTD., AND EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS.
THE ADDRESS OF DIRECTORS AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. DIRECTORS MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
      THE AUDIT COMMITTEE OF THE BOARD IS COMPOSED OF THOSE DIRECTORS WHO ARE NOT INTERESTED PERSONS.
     DIRECTORS OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE DIRECTORS' DEFERRED COMPENSATION PLAN. DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.


                        INVESTMENT  ADVISOR  AND  SUBADVISOR
                        ---------------------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP LTD., WHICH IS A SUBSIDIARY OF ACACIA LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY. UNDER THE ADVISORY CONTRACT, THE ADVISOR PROVIDES INVESTMENT ADVICE TO THE FUND AND OVERSEES ITS DAY-TO-DAY OPERATIONS, SUBJECT TO DIRECTION AND CONTROL BY THE FUND'S BOARD OF DIRECTORS. THE ADVISOR PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT, AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND; AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL, REGISTRAR, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; SALARIES, FEES AND EXPENSES OF DIRECTORS, EXECUTIVE OFFICERS AND EMPLOYEES OF THE FUND WHO ARE NOT EMPLOYEES OF THE ADVISOR OR OF ITS AFFILIATES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; LEGAL AND AUDIT FEES; INTEREST, TAXES AND OTHER BUSINESS FEES; EXPENSES OF PRINTING AND MAILING REPORTS, NOTICES, PROSPECTUSES, AND PROXY MATERIAL TO SHAREHOLDERS; ANNUAL SHAREHOLDERS' MEETING EXPENSES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF ANY EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS 0.75% FOR CLASS A, 1.75% FOR CLASS B, 1.75% FOR CLASS C AND 0.375% FOR CLASS I. FOR THE PURPOSES OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, TAXES AND CAPITAL ITEMS. THE FUND HAS AN OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN AND THE TRANSFER AGENT FEES MAY BE PAID INDIRECTLY BY CREDITS ON THE FUND'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE FUND'S EXPENSES.
     FOR ITS SERVICES, THE ADVISOR RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.225% OF THE FUND'S AVERAGE DAILY NET ASSETS.



SUBADVISOR
     WORLD ASSET MANAGEMENT, LLC ("SUBADVISOR") IS CONTROLLED BY COMERICA BANK , A PUBLICLY HELD COMPANY. THE SUBADVISOR RECEIVES A SUBADVISORY FEE, PAID BY THE ADVISOR. THE SUBADVISORY FEE, PAYABLE MONTHLY, IS 0.07% OF THE FUND'S FIRST $50 MILLION AVERAGE ANNUAL DAILY NET ASSETS MANAGED BY THE SUBADVISOR, 0.05% OF THE NEXT $50 MILLION, AND 0.03% OF SUCH ASSETS OVER $100 MILLION.
     THE FUND HAS RECEIVED AN EXEMPTIVE ORDER TO PERMIT THE FUND AND THE ADVISOR TO ENTER INTO AND MATERIALLY AMEND THE INVESTMENT SUBADVISORY AGREEMENT WITHOUT SHAREHOLDER APPROVAL. WITHIN 90 DAYS OF THE HIRING OF ANY SUBADVISOR OR THE IMPLEMENTATION OF ANY PROPOSED MATERIAL CHANGED IN THE INVESTMENT SUBADVISORY AGREEMENT, THE FUND WILL FURNISH ITS SHAREHOLDERS INFORMATION ABOUT THE NEW SUBADVISOR OR INVESTMENT SUBADVISORY AGREEMENT THAT WOULD BE INCLUDED IN A PROXY STATEMENT. SUCH INFORMATION WILL INCLUDE ANY CHANGE IN SUCH DISCLOSURE CAUSED BY THE ADDITION OF A NEW SUBADVISOR OR ANY PROPOSED MATERIAL CHANGE IN THE INVESTMENT SUBADVISORY AGREEMENT OF THE FUND. THE FUND WILL MEET THIS CONDITION BY PROVIDING SHAREHOLDERS, WITHIN 90 DAYS OF THE HIRING OF THE SUBADVISOR OR IMPLEMENTATION OF ANY MATERIAL CHANGE TO THE TERMS OF AN INVESTMENT SUBADVISORY AGREEMENT, WITH AN INFORMATION STATEMENT TO THIS EFFECT.

                                     ------
                          ADMINISTRATIVE  SERVICES  AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS. FOR PROVIDING SUCH SERVICES, CASC RECEIVES AN ANNUAL ADMINISTRATIVE SERVICE FEE PAYABLE MONTHLY (AS A PERCENTAGE OF NET ASSETS) AS FOLLOWS:

                         CLASS  A,  B,  AND  C     CLASS  I
                            0.225%             0.10%

      ADMINISTRATIVE SERVICES FEE ARE ALLOCATED AMONG CLASSES AS A CLASS-LEVEL EXPENSE BASED ON NET ASSETS.

                             METHOD  OF  DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI") IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE FUND HAS ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMITS THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES. SUCH EXPENSES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.25% OF THE FUND'S CLASS A AVERAGE DAILY NET ASSETS. EXPENSES UNDER THE FUND'S CLASS B AND CLASS C PLANS MAY NOT EXCEED, ON AN ANNUAL BASIS, 1.00% OF THE AVERAGE DAILY NET ASSETS OF CLASS B AND CLASS C, RESPECTIVELY. CLASS I HAS NO DISTRIBUTION PLAN. CLASS A DISTRIBUTION PLANS REIMBURSE CDI ONLY FOR EXPENSES IT INCURS, WHILE THE CLASS B AND C DISTRIBUTION PLANS COMPENSATE CDI AT A SET RATE REGARDLESS OF CDI'S EXPENSES. DISTRIBUTION PLAN EXPENSES MAY BE SPENT FOR ADVERTISING, PRINTING AND MAILING OF PROSPECTUSES TO PERSONS WHO ARE NOT ALREADY FUND SHAREHOLDERS, COMPENSATION TO BROKER/DEALERS, UNDERWRITERS, AND SALESPERSONS, AND, FOR CLASS B, INTEREST AND FINANCE CHARGES.

     THE FUND'S DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF DIRECTORS, INCLUDING THE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLANS OR IN ANY AGREEMENTS RELATED TO THE PLANS. THE SELECTION AND NOMINATION OF THE DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED DIRECTORS. IN ESTABLISHING THE PLANS, THE DIRECTORS CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE DIRECTORS DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLANS WILL BENEFIT THE FUND AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLANS MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED DIRECTORS WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND. IF THE FUND SHOULD EVER SWITCH TO A NEW PRINCIPAL UNDERWRITER WITHOUT TERMINATING THE CLASS B PLAN, THE FEE WOULD BE PRORATED BETWEEN CDI AND THE NEW PRINCIPAL UNDERWRITER. ANY CHANGE IN THE PLANS THAT WOULD MATERIALLY INCREASE THE DISTRIBUTION COST TO A CLASS REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLANS MAY BE AMENDED BY THE DIRECTORS, INCLUDING A MAJORITY OF THE NON-INTERESTED DIRECTORS AS DESCRIBED ABOVE. THE PLANS WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY (I) THE VOTE OF A MAJORITY OF THE DIRECTORS WHO ARE NOT PARTIES TO THE PLANS OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLANS, AND (II) THE VOTE OF A MAJORITY OF THE ENTIRE BOARD OF DIRECTORS.
     APART FROM THE PLANS, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE FUND. THE ADVISOR AND/OR CDI MAY PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES.
     CDI MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF EACH CLASS. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN.

CLASS  A  SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS
FOLLOWS:

                                   AS  A  %  OF    AS  A  %  OF    ALLOWED  TO
AMOUNT  OF                         OFFERING     NET  AMOUNT   BROKERS  AS A % OF
INVESTMENT                         PRICE        INVESTED     OFFERING  PRICE
LESS  THAN  $50,000                4.75%        4.99%        4.00%
$50,000  BUT  LESS  THAN  $100,000     3.75%        3.90%        3.00%
$100,000  BUT  LESS  THAN  $250,000    2.75%        2.83%        2.25%
$250,000  BUT  LESS  THAN  $500,000    1.75%        1.78%        1.25%
$500,000  BUT  LESS  THAN  $1,000,000  1.00%        1.01%        0.80%
$1,000,000  AND  OVER                0.00%        0.00%        0.00%

     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS.
     FUND DIRECTORS AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (E.G., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                    TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS
                    -----------------------------------------

NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT GROUP, LTD. AND ACACIA, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CSSI RECEIVE A FEE OF $6.00 PER SHAREHOLDER ACCOUNT AND $0.65 PER TRANSACTION.


                             PORTFOLIO  TRANSACTIONS
                             ----------------------

     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR AND SUBADVISORS MAKE INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF DIRECTORS.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR/SUBADVISOR OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS, AGAIN, SUBJECT TO BEST EXECUTION (I.E., THE FUND WILL NOT "PAY UP" FOR SUCH TRANSACTIONS.)

     WHILE THE FUND'S ADVISOR AND SUBADVISOR(S) SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS
BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES;
PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR(S) OF THE FUND. SUCH SERVICES
INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS.
IF, IN THE JUDGMENT OF THE ADVISOR OR SUBADVISOR(S), THE FUND OR OTHER ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES
WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.

                        PERSONAL  SECURITIES  TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISORS, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                      INDEPENDENT  ACCOUNTANT  AND  CUSTODIANS
                      -------------------------------------

PRICEWATERHOUSECOOPERS LLP, HAS BEEN SELECTED BY THE BOARD OF DIRECTORS TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS. ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIANS HAVE NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND.


                              FINANCIAL  STATEMENTS
                              --------------------

     THE FUND'S AUDITED FINANCIAL STATEMENTS ARE INCLUDED AT SCHEDULE A OF THIS STATEMENT OF ADDITIONAL INFORMATION.


                               GENERAL  INFORMATION
                               -------------------

     THE FUND IS A SERIES OF CALVERT SOCIAL INDEX SERIES, INC., AN OPEN-END MANAGEMENT INVESTMENT COMPANY ORGANIZED AS A MARYLAND CORPORATION ON APRIL 7, 2000. THE FUND IS DIVERSIFIED.

     EACH SHARE REPRESENTS AN EQUAL PROPORTIONATE INTEREST WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH CLASS AS DECLARED BY THE BOARD. THE FUND OFFERS FOUR SEPARATE CLASSES OF
SHARES: CLASS A, CLASS B, CLASS C, AND CLASS I. EACH CLASS REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING DIRECTORS, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE OF A FUND YOU OWN. MATTERS AFFECTING CLASSES
DIFFERENTLY,  SUCH  AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY CLASS.

                                    APPENDIX
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
CORPORATE  BONDS:
DESCRIPTION  OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S BOND RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN HIGHER RATED CATEGORIES.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY PRINCIPAL. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING. WHILE SUCH DEBT WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE ARE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS.
     C/C:  THIS  RATING  IS  ONLY FOR INCOME BONDS ON WHICH NO INTEREST IS BEING
PAID.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

COMMERCIAL  PAPER:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     THE  PRIME  RATING  IS  THE  HIGHEST  COMMERCIAL  PAPER  RATING ASSIGNED BY
MOODY'S.  AMONG  THE  FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATINGS ARE THE
FOLLOWING: (1) EVALUATION OF THE MANAGEMENT OF THE ISSUER; (2) ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; (3) EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; (4) LIQUIDITY; (5) AMOUNT AND QUALITY OF LONG-TERM DEBT; (6) TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; (7) FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND (8) RECOGNITION BY MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTIONS AND PREPARATIONS TO MEET SUCH OBLIGATIONS. ISSUERS WITHIN THIS PRIME CATEGORY MAY BE GIVEN RATINGS 1, 2, OR 3, DEPENDING ON THE RELATIVE STRENGTHS OF THESE FACTORS.

     STANDARD  &  POOR'S  CORPORATION:
     COMMERCIAL  PAPER  RATED  A  BY  STANDARD  &  POOR'S  HAS  THE  FOLLOWING
CHARACTERISTICS:  (I)  LIQUIDITY  RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS;
(II) LONG-TERM SENIOR DEBT RATING SHOULD BE A OR BETTER, ALTHOUGH IN SOME CASES BBB CREDITS MAY BE ALLOWED IF OTHER FACTORS OUTWEIGH THE BBB; (III) THE ISSUER SHOULD HAVE ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; (IV) BASIC EARNINGS AND CASH FLOW SHOULD HAVE AN UPWARD TREND WITH ALLOWANCES MADE FOR UNUSUAL CIRCUMSTANCES; AND (V) TYPICALLY THE ISSUER'S INDUSTRY SHOULD BE WELL ESTABLISHED AND THE ISSUER SHOULD HAVE A STRONG POSITION WITHIN ITS INDUSTRY AND THE RELIABILITY AND QUALITY OF MANAGEMENT SHOULD BE UNQUESTIONED. ISSUERS RATED A ARE FURTHER REFERRED TO BY USE OF NUMBERS 1, 2 AND 3 TO DENOTE THE RELATIVE STRENGTH WITHIN THIS HIGHEST CLASSIFICATION.

                                LETTER  OF  INTENT


                                                                           DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I  INTEND  TO  INVEST  IN  THE  SHARES  OF__________________     (FUND  OR
PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CALVERT DISTRIBUTORS, INC. TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.



DEALER                               NAME  OF  INVESTOR(S)


BY
     AUTHORIZED  SIGNER              ADDRESS



DATE                                 SIGNATURE  OF  INVESTOR(S)



DATE                                 SIGNATURE  OF  INVESTOR(S)

                                   SCHEDULE  A




                            CALVERT  SOCIAL  INDEX  FUND
                       STATEMENT  OF  ASSETS  AND  LIABILITIES
                                  JUNE  27,  2000


ASSETS
------
CASH                                                                   $100,000
                                                                       --------

TOTAL  ASSETS                                                            100,000
                                                                        -------


LIABILITIES
-----------
ACCRUED EXPENSES AND OTHER LIABILITIES                                         0
                                                                               -

   TOTAL LIABILITIES                                                           0
                                                                               -
   NET ASSETS                                                           $100,000
                                                                        ========


NET  ASSETS  CONSIST  OF:
-------------------------
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  COMMON  STOCK,
  WITH  250,000,000  SHARES  OF  $0.01  PAR  VALUE  SHARE  AUTHORIZED  FOR
  CLASS  A,  B,  C  AND  I  COMBINED:
       CLASS A:  6,466 SHARES OUTSTANDING                                $97,000
       CLASS B:  67 SHARES OUTSTANDING                                     1,000
       CLASS C:  67 SHARES OUTSTANDING                                     1,000
       CLASS  I:  67 SHARES OUTSTANDING                                    1,000
                                                                           -----

                                                    NET ASSETS          $100,000
                                                                        ========


NET  ASSET  VALUE  PER  SHARE
-----------------------------
CLASS A: (BASED ON NET ASSETS OF $97,000)                                 $15.00
                                                                          ======
CLASS B: (BASED ON NET ASSETS OF $1,000)                                  $15.00
                                                                          ======
CLASS C: (BASED ON NET ASSETS OF $1,000)                                  $15.00
                                                                          ======
CLASS  I: (BASED ON NET ASSETS OF $1,000)                                 $15.00
                                                                          ======

                            CALVERT  SOCIAL  INDEX  FUND
                  NOTES  TO  STATEMENT  OF  ASSETS  AND  LIABILITIES

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES

GENERAL: THE CALVERT SOCIAL INDEX FUND (THE "FUND"), THE SOLE SERIES OF CALVERT SOCIAL INDEX SERIES, INC., IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND WAS ORGANIZED AS A MARYLAND CORPORATION ON APRIL 7, 2000. IT HAS HAD NO OPERATIONS SINCE THAT DATE, EXCEPT FOR MATTERS RELATING TO THE FUND'S ORGANIZATION AND REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE SECURITIES ACT OF 1933 AND THE SALE OF 6,667 SHARES ("INITIAL SHARES") OF THE FUND TO CALVERT ASSET MANAGEMENT COMPANY, INC. THE FUND OFFERS FOUR SEPARATE CLASSES OF SHARES:
CLASS  A,  CLASS  B,  CLASS  C  AND  CLASS  I.

THE  ADVISOR  IS  ASSUMING  ALL  ORGANIZATION  COSTS  OF  THE  FUND.


NOTE  B  -  RELATED  PARTY  TRANSACTIONS

THE FUND HAS ENTERED INTO AN INVESTMENT ADVISORY AGREEMENT WITH CALVERT ASSET MANAGEMENT COMPANY, INC. CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR IS ENTITLED TO RECEIVE AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.225% OF THE FUND'S AVERAGE DAILY NET ASSETS.

THE ADVISOR HAS AGREED TO LIMIT ANNUAL FUND OPERATING EXPENSES (NET OF EXPENSE OFFSET ARRANGEMENTS) THROUGH SEPTEMBER 30, 2001. THE CONTRACTUAL EXPENSE CAP IS 0.75% FOR CLASS A, 1.75% FOR CLASS B, 1.75% FOR CLASS C AND 0.375% FOR CLASS I. FOR THE PURPOSE OF THIS EXPENSE LIMIT, OPERATING EXPENSES DO NOT INCLUDE INTEREST EXPENSE, BROKERAGE, TAXES, EXTRAORDINARY EXPENSES AND CAPITAL ITEMS.

THE FUND HAS ENTERED INTO AN ADMINISTRATIVE SERVICES AGREEMENT WITH CALVERT ADMINISTRATIVE SERVICES COMPANY. CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND. CASC IS ENTITLED TO RECEIVE AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.225% FOR CLASSES A, B, AND C, AND 0.10% FOR CLASS I, OF THE FUND'S AVERAGE DAILY NET ASSETS.

THE FUND HAS ENTERED INTO A DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN WITH CALVERT DISTRIBUTORS, INC. CALVERT DISTRIBUTORS, INC. ("CDI"), AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B, AND CLASS C SHARES ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. SUCH EXPENSES MAY NOT EXCEED 0.25%, 1.00%, AND 1.00% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C.

THE FUND HAS ENTERED INTO A SHAREHOLDER SERVICING AGREEMENT WITH CALVERT SHAREHOLDER SERVICES, INC. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN
AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT OF THE FUND. NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. FOR THESE SERVICES, NFDS AND CSSI ARE ENTITLED TO RECEIVE A FEE OF $6.00 PER SHAREHOLDER ACCOUNT AND $0.65 PER TRANSACTION.

                        REPORT  OF  INDEPENDENT  ACCOUNTANTS



TO  THE  BOARD  OF  DIRECTORS  OF
     THE  CALVERT  SOCIAL  INDEX  SERIES,  INC.:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES PRESENTS FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF THE CALVERT SOCIAL INDEX FUND, ONE PORTFOLIO COMPRISING THE CALVERT SOCIAL INDEX SERIES, INC. (THE "FUND") AT JUNE 27, 2000 IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THIS FINANCIAL STATEMENT IS THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THIS FINANCIAL STATEMENT BASED UPON OUR AUDIT. WE CONDUCTED OUR AUDIT OF THIS FINANCIAL STATEMENT IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENT IS FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENT, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDIT PROVIDES A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP
BALTIMORE,  MARYLAND
JUNE  27,  2000

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICES                    TRANSFER  AGENT
CALVERT  SHAREHOLDER  SERVICES, INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE                 330  WEST  9TH  STREET
SUITE  1000N                             KANSAS  CITY,  MISSOURI  64105
BETHESDA,  MARYLAND  20814


PRINCIPAL  UNDERWRITER                   INDEPENDENT  ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.             PRICEWATERHOUSECOOPERS  LLP
4550  MONTGOMERY  AVENUE                 250  WEST  PRATT  STREET
SUITE  1000N                             BALTIMORE,  MARYLAND  21201
BETHESDA,  MARYLAND  20814

PART  C.  OTHER  INFORMATION


ITEM  23.  EXHIBITS

      A      ARTICLES  OF  INCORPORATION

      B      BY-LAWS

      C      INSTRUMENTS  DEFINING  THE  SECURITY HOLDER RIGHTS (NOT APPLICABLE)

      D      INVESTMENT  ADVISORY  CONTRACT

             INVESTMENT  SUB-ADVISORY  CONTRACT

      E      UNDERWRITING  AGREEMENT

      F      DIRECTORS'  DEFERRED  COMPENSATION  AGREEMENT

      G      CUSTODIAL  CONTRACT

      H     TRANSFER  AGENCY  CONTRACT

            SERVICING  CONTRACT

            ADMINISTRATIVE  SERVICES  AGREEMENT

            LICENSING  AGREEMENT

      I     OPINION  ND  CONSENT  OF  COUNSEL  AS  TO  LEGALITY
            OF  SHARES  BEING  REGISTERED

      J     INDEPENDENT  AUDITORS'  CONSENT

      K     OMITTED  FINANCIAL  STATEMENT  RE  COMPUTATION  OF  RATIOS
            (NOT  APPLICABLE)

      L     LETTER  REGARDING  INITIAL  CAPITAL

      M     PLAN  OF  DISTRIBUTION,  CLASS  A,  B,  AND  C

      N     18F-3  MULTIPLE  CLASS  PLAN  DOCUMENT

      O     [RESERVED]

      P     CODE  OF  ETHICS


ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.

ITEM  25.  INDEMNIFICATION

         REGISTRANT'S BY-LAWS, EXHIBIT 2 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS AND DIRECTORS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A
PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF DIRECTORS WHO ARE NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.


         REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM
SUCH STATUS. IN THIS REGARD, REGISTRANT WILL MAINTAIN A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402. THE FUND MAINTAINS JOINT COVERAGE WITH THE OTHER CALVERT GROUP FUNDS, AND FOR THE LIABILITY COVERAGE, WITH THE ADVISOR AND ITS AFFILIATED COMPANIES ("CALVERT OPERATING COMPANIES.") THE PREMIUM AND THE COVERAGE ARE ALLOCATED
BASED  ON  A  METHOD  APPROVED  BY  THE  DISINTERESTED  FUND  DIRECTORS.


ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY

BARBARA  J.  KRUMSIEK        CALVERT  VARIABLE  SERIES,  INC.          OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.            AND
                           CALVERT  WORLD  VALUES  FUND,  INC.        DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.      SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER      FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT            FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME                  AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.           OFFICER
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.               OFFICER
                           SECURITIES  FIRM                         AND
                           POST  OFFICE  BOX  93                     DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                   OFFICER
                           HOLDING  COMPANY                         AND
                           43A  SOUTH  FINLEY  AVENUE                DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


CHARLES  T.  NASON           AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE             AND  DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK            DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND         TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
[/R]
ROBERT-JOHN  H.  SANDS       AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE
[/R]
                           ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY                       AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                  OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK            OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT,  CO.,  INC.    DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF       ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER        CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE                CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.               COUNSEL
                           BROKER-DEALER  AND                      AND
                           INVESTMENT  ADVISOR                     COMPLIANCE
                           7315  WISCONSIN  AVENUE                  MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS               CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH                CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND         CALVERT  ASSET  MANAGEMENT             OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT        OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., AND CALVERT VARIABLE SERIES, INC. (FORMERLY NAMED ACACIA CAPITAL CORPORATION).

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL         POSITION(S)  WITH               POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                   REGISTRANT

BARBARA J. KRUMSIEK        DIRECTOR AND PRESIDENT         PRESIDENT AND DIRECTOR

RONALD  M.  WOLFSHEIMER      DIRECTOR,  SENIOR  VICE          TREASURER
                           PRESIDENT  AND  CHIEF  FINANCIAL
                           OFFICER

WILLIAM  M.  TARTIKOFF       DIRECTOR,  SENIOR  VICE        VICE PRESIDENT AND
                           PRESIDENT  AND  SECRETARY        SECRETARY

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT            NONE

KAREN  BECKER               VICE  PRESIDENT,  OPERATIONS       NONE

MATTHEW  GELFAND            VICE  PRESIDENT                    NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT          NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT          NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT          NONE

ANTHONY  EAMES              REGIONAL  VICE  PRESIDENT          NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT          NONE

TANYA  WILLIAMS             REGIONAL  VICE  PRESIDENT          NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT          NONE

TOM  STANTON                REGIONAL  VICE  PRESIDENT          NONE

CHRISTINE  TESKE            REGIONAL  VICE  PRESIDENT          NONE

JENNIFER  STREAKS           ASSISTANT  SECRETARY               NONE

SUSAN  WALKER  BENDER       ASSISTANT  SECRETARY            ASSISTANT SECRETARY

IVY  WAFFORD  DUKE          ASSISTANT  SECRETARY            ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY               NONE
                            AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED TO DIRECTORS, OFFICERS AND CONTROLLING PERSONS OF THE REGISTRANT PURSUANT TO THE FOREGOING PROVISIONS [OF RULE 484], OR OTHERWISE, THE REGISTRANT HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND IS, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY A DIRECTOR, OFFICER OR CONTROLLING PERSON OF THE REGISTRANT IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH DIRECTOR, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 28th DAY OF June, 2000.

CALVERT  SOCIAL  INDEX  SERIES,  INC.

BY:
/s/ Barbara J. Krumsiek
BARBARA  J.  KRUMSIEK
PRESIDENT




SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.


SIGNATURE                           TITLE                     DATE

/s/ Barbara J. Krumsiek            PRESIDENT                  6/28/2000
BARBARA  J.  KRUMSIEK              DIRECTOR

__________**____________            DIRECTOR                   6/28/2000
D.  WAYNE  SILBY

/s/ Ronald M. Wolfsheimer           PRINCIPAL  ACCOUNTING      6/28/2000
RONALD  M.  WOLFSHEIMER             OFFICER

________________________            DIRECTOR                   6/28/2000
REBECCA  L.  ADAMSON

__________**____________            DIRECTOR                   6/28/2000
RICHARD  L.  BAIRD,  JR.

__________**____________            DIRECTOR                   6/28/2000
JOY  V.  JONES

__________**____________            DIRECTOR                   6/28/2000
TERRENCE  J.  MOLLNER

________________________            DIRECTOR                   6/28/2000
SYDNEY  AMARA  MORRIS

________________________            DIRECTOR                   6/28/2000
CHARLES  T.  NASON


**  SIGNED  BY  SUSAN  WALKER  BENDER  PURSUANT  TO  POWER  OF  ATTORNEY.